December 31, *2016*

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Annual *Report*

The 2016 Annual Reports for all underlying investment options may be mailed separately to Pacific Life & Annuity Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Diversified Bond	Diversified Bond Class I *	15,077	$126,489	$139,621
Floating Rate Income	Floating Rate Income Class I *	17	175	186
Floating Rate Loan	Floating Rate Loan Class I *	15,233	91,160	102,002
High Yield Bond	High Yield Bond Class I *	56,348	302,633	420,781
Inflation Managed	Inflation Managed Class I *	61,678	628,211	627,657
Inflation Strategy	Inflation Strategy Class I *	9	86	85
Managed Bond	Managed Bond Class I *	115,674	1,247,411	1,411,484
Short Duration Bond	Short Duration Bond Class I *	26,001	239,287	252,557
Emerging Markets Debt	Emerging Markets Debt Class I *	6,581	64,218	71,655
Comstock	Comstock Class I *	25,495	161,093	342,378
Developing Growth	Developing Growth Class I *	9,894	63,175	115,341
Dividend Growth	Dividend Growth Class I *	18,111	143,487	304,841
Equity Index	Equity Index Class I *	45,679	1,172,735	2,364,828
Focused Growth	Focused Growth Class I *	11,936	60,503	246,637
Growth	Growth Class I *	16,567	207,562	355,606
Large-Cap Growth	Large-Cap Growth Class I *	85,580	395,410	702,936
Large-Cap Value	Large-Cap Value Class I *	57,967	515,418	1,125,401
Long/Short Large-Cap	Long/Short Large-Cap Class I *	3,316	21,173	38,807
Main Street® Core	Main Street Core Class I *	30,488	468,011	1,007,634
Mid-Cap Equity	Mid-Cap Equity Class I *	55,017	534,368	934,369
Mid-Cap Growth	Mid-Cap Growth Class I *	42,144	215,453	436,151
Mid-Cap Value	Mid-Cap Value Class I *	3,710	40,994	59,349
Small-Cap Equity	Small-Cap Equity Class I *	6,044	70,674	116,692
Small-Cap Index	Small-Cap Index Class I *	43,001	357,372	884,029
Small-Cap Value	Small-Cap Value Class I *	38,053	411,901	749,941
Value Advantage	Value Advantage Class I *	2,003	30,000	29,647
Emerging Markets	Emerging Markets Class I *	52,295	348,952	723,486
International Large-Cap	International Large-Cap Class I *	133,646	711,929	1,006,234
International Small-Cap	International Small-Cap Class I *	9,925	51,984	86,597
International Value	International Value Class I *	51,719	453,609	547,686
Health Sciences	Health Sciences Class I *	39,136	442,421	1,128,062
Real Estate	Real Estate Class I *	38,029	394,107	892,158
Technology	Technology Class I *	33,016	122,780	169,053
Currency Strategies	Currency Strategies Class I *	795	8,676	8,979
Equity Long/Short	Equity Long/Short Class I *	197	2,313	2,531
Global Absolute Return	Global Absolute Return Class I *	180	1,879	2,028
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	82	1,093	1,160
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	18,285	295,351	314,606
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	27,080	395,945	503,622
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	4,399	50,467	52,497
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	11,266	111,788	141,285
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	93,379	895,731	1,225,644
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	206,518	1,968,004	2,817,062
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	73,190	790,950	1,010,790

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	2,871	93,961	93,141

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	3,049	54,439	64,420

	American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	American Funds IS Asset Allocation Fund Class 4	5,931	124,037	127,099
American Funds IS Growth FundSM Class 4	American Funds IS Growth Fund Class 4	8,835	592,801	586,738
American Funds IS Growth-Income FundSM Class 4	American Funds IS Growth-Income Fund Class 4	7,059	320,205	308,711

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	4,982	55,368	75,121
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	34,063	448,309	455,418
BlackRock iShares® Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	89	906	884

See Notes to Financial Statements	1	See explanation of symbol on page 2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2016

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	19,513	$419,110	$633,195
Fidelity VIP Freedom 2015 Service Class 2	Fidelity VIP Freedom 2015 Service Class 2	64	798	788
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	6,167	46,589	77,021
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	248	2,873	3,186
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	463	5,831	5,875
Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	3,984	70,859	76,772
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	2,352,248	2,352,248	2,352,248
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	554	20,204	32,372
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	12,892	364,877	425,837
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	2,971	24,579	47,117

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	3,069	40,466	41,775
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	5,859	103,512	95,204

	Janus Aspen Series
Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Enterprise Service Shares	1,780	71,103	100,055
Janus Aspen Series Overseas Service Shares	Janus Aspen Series Overseas Service Shares	5,519	194,837	131,750

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	97	860	1,121

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	9,066	243,434	224,286
ClearBridge Variable Mid Cap - Class II	ClearBridge Variable Mid Cap - Class II	328	4,400	6,228

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	5,146	62,616	61,448
Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC *	1,002	19,815	21,739
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	540	10,040	9,880
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	5,843	98,639	96,004

	M Fund, Inc.
II	M Large Cap Growth	858	15,015	17,130
III	M Capital Appreciation	1,829	39,375	53,546
V	M Large Cap Value	1,205	14,226	15,527

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	3,315	41,752	49,762
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	11,619	303,423	306,395
MFS Value Series - Service Class	MFS Value Series - Service Class	970	17,668	18,030

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	2,189	78,823	75,844

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	7,135	83,945	82,408

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	48	470	522

	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	419	7,304	7,560

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II *	17,860	214,138	401,678
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	13,428	282,627	379,350

	VanEck VIP Trust
VanEck VIP Global Hard Assets Initial Class	VanEck VIP Global Hard Assets Initial Class	8,692	157,076	209,821

*	The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements	2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2016

	Variable Accounts
	Diversified	Floating	Floating	High Yield	Inflation	Inflation
	Bond	Rate Income	Rate Loan	Bond	Managed	Strategy
ASSETS
Investments in mutual funds, at value	$139,621	$186	$102,002	$420,781	$627,657	$85
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	64	—
Investments sold	—	—	—	186	—	—

Total Assets	139,621	186	102,002	420,967	627,721	85

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	—	—	186	—	—
Investments purchased	—	—	—	—	66	—

Total Liabilities	1	—	—	186	66	—

NET ASSETS	$139,620	$186	$102,002	$420,781	$627,655	$85

Units Outstanding	8,893	17	8,695	16,755	27,135	8

Accumulation Unit Value	$15.70	$11.22	$11.73	$25.11	$23.13	$10.42

Cost of Investments	$126,489	$175	$91,160	$302,633	$628,211	$86

	Managed Bond	Short Duration Bond	Emerging Markets Debt	Comstock	Developing Growth	Dividend Growth
ASSETS
Investments in mutual funds, at value	$1,411,484	$252,557	$71,655	$342,378	$115,341	$304,841
Receivables:
Due from Pacific Life & Annuity Company	610	—	—	—	1	69

Total Assets	1,412,094	252,557	71,655	342,378	115,342	304,910

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	2	—	—	—	—
Investments purchased	609	—	—	—	—	70

Total Liabilities	609	2	—	—	—	70

NET ASSETS	$1,411,485	$252,555	$71,655	$342,378	$115,342	$304,840

Units Outstanding	55,965	19,522	6,438	15,688	8,719	12,611

Accumulation Unit Value	$25.22	$12.94	$11.13	$21.82	$13.23	$24.17

Cost of Investments	$1,247,411	$239,287	$64,218	$161,093	$63,175	$143,487

	Equity	Focused		Large-Cap	Large-Cap	Long/Short
	Index	Growth	Growth	Growth	Value	Large-Cap
ASSETS
Investments in mutual funds, at value	$2,364,828	$246,637	$355,606	$702,936	$1,125,401	$38,807
Receivables:
Due from Pacific Life & Annuity Company	81	—	42	813	87	—

Total Assets	2,364,909	246,637	355,648	703,749	1,125,488	38,807

LIABILITIES
Payables:
Investments purchased	81	—	39	819	92	—

Total Liabilities	81	—	39	819	92	—

NET ASSETS	$2,364,828	$246,637	$355,609	$702,930	$1,125,396	$38,807

Units Outstanding	115,174	7,012	27,392	46,005	46,404	2,156

Accumulation Unit Value	$20.53	$35.17	$12.98	$15.28	$24.25	$18.00

Cost of Investments	$1,172,735	$60,503	$207,562	$395,410	$515,418	$21,173

See Notes to Financial Statements	3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Core	Equity	Growth	Value	Equity	Index
ASSETS
Investments in mutual funds, at value	$1,007,634	$934,369	$436,151	$59,349	$116,692	$884,029
Receivables:
Due from Pacific Life & Annuity Company	—	17	129	—	69	281
Investments sold	553	—	—	—	—	—

Total Assets	1,008,187	934,386	436,280	59,349	116,761	884,310

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	556	—	—	—	—	—
Investments purchased	—	17	126	—	69	279

Total Liabilities	556	17	126	—	69	279

NET ASSETS	$1,007,631	$934,369	$436,154	$59,349	$116,692	$884,031

Units Outstanding	48,274	24,938	23,094	1,900	3,811	27,542

Accumulation Unit Value	$20.87	$37.47	$18.89	$31.24	$30.62	$32.10

Cost of Investments	$468,011	$534,368	$215,453	$40,994	$70,674	$357,372

	Small-Cap	Value	Emerging	International	International	International
	Value	Advantage	Markets	Large-Cap	Small-Cap	Value
ASSETS
Investments in mutual funds, at value	$749,941	$29,647	$723,486	$1,006,234	$86,597	$547,686
Receivables:
Due from Pacific Life & Annuity Company	—	—	106	404	—	—
Investments sold	—	—	—	—	—	315

Total Assets	749,941	29,647	723,592	1,006,638	86,597	548,001

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	316
Investments purchased	—	—	35	398	—	—

Total Liabilities	—	—	35	398	—	316

NET ASSETS	$749,941	$29,647	$723,557	$1,006,240	$86,597	$547,685

Units Outstanding	14,995	2,003	16,243	57,082	6,662	50,332

Accumulation Unit Value	$50.01	$14.80	$44.54	$17.63	$13.00	$10.88

Cost of Investments	$411,901	$30,000	$348,952	$711,929	$51,984	$453,609

						Global
	Health	Real		Currency	Equity	Absolute
	Sciences	Estate	Technology	Strategies	Long/Short	Return
ASSETS
Investments in mutual funds, at value	$1,128,062	$892,158	$169,053	$8,979	$2,531	$2,028
Receivables:
Due from Pacific Life & Annuity Company	2	418	73	—	—	—

Total Assets	1,128,064	892,576	169,126	8,979	2,531	2,028

LIABILITIES
Payables:
Investments purchased	4	420	73	—	—	—

Total Liabilities	4	420	73	—	—	—

NET ASSETS	$1,128,060	$892,156	$169,053	$8,979	$2,531	$2,028

Units Outstanding	22,958	16,823	16,106	812	196	185

Accumulation Unit Value	$49.14	$53.03	$10.50	$11.05	$12.91	$10.97

Cost of Investments	$442,421	$394,107	$122,780	$8,676	$2,313	$1,879

See Notes to Financial Statements	4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Pacific	Pacific			Portfolio
	Dynamix -	Dynamix -	Pacific	Portfolio	Optimization	Portfolio
	Conservative	Moderate	Dynamix -	Optimization	Moderate-	Optimization
	Growth	Growth	Growth	Conservative	Conservative	Moderate
ASSETS
Investments in mutual funds, at value	$1,160	$314,606	$503,622	$52,497	$141,285	$1,225,644
Receivables:
Due from Pacific Life & Annuity Company	—	—	1,881	—	—	—

Total Assets	1,160	314,606	505,503	52,497	141,285	1,225,644

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	1	—
Investments purchased	—	—	1,881	—	—	—

Total Liabilities	—	—	1,881	—	1	—

NET ASSETS	$1,160	$314,606	$503,622	$52,497	$141,284	$1,225,644

Units Outstanding	67	16,212	23,247	4,252	10,929	90,891

Accumulation Unit Value	$17.30	$19.41	$21.66	$12.35	$12.93	$13.48

Cost of Investments	$1,093	$295,351	$395,945	$50,467	$111,788	$895,731

		Portfolio	Invesco V.I.	American
	Portfolio	Optimization	International	Century	American Funds	American Funds
	Optimization	Aggressive-	Growth	VP Mid Cap	IS Asset Allocation	IS Growth
	Growth	Growth	Series II	Value Class II	Fund Class 4	Fund Class 4
ASSETS
Investments in mutual funds, at value	$2,817,062	$1,010,790	$93,141	$64,420	$127,099	$586,738
Receivables:
Due from Pacific Life & Annuity Company	610	—	—	—	1,881	1

Total Assets	2,817,672	1,010,790	93,141	64,420	128,980	586,739

LIABILITIES
Payables:
Investments purchased	609	—	—	—	1,881	—

Total Liabilities	609	—	—	—	1,881	—

NET ASSETS	$2,817,063	$1,010,790	$93,141	$64,420	$127,099	$586,739

Units Outstanding	201,921	71,841	7,739	3,325	5,228	24,171

Accumulation Unit Value	$13.95	$14.07	$12.03	$19.37	$24.31	$24.27

Cost of Investments	$1,968,004	$790,950	$93,961	$54,439	$124,037	$592,801

			BlackRock	BlackRock
	American Funds	BlackRock	Global	iShares Dynamic	Fidelity VIP	Fidelity VIP
	IS Growth-Income	Basic Value	Allocation	Fixed Income	Contrafund	Freedom 2015
	Fund Class 4	V.I. Class III	V.I. Class III	V.I. Class I	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$308,711	$75,121	$455,418	$884	$633,195	$788
Receivables:
Due from Pacific Life & Annuity Company	—	—	18	—	28	—
Investments sold	287	—	—	—	—	—

Total Assets	308,998	75,121	455,436	884	633,223	788

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	288	—	—	—	—	1
Investments purchased	—	—	18	—	26	—

Total Liabilities	288	—	18	—	26	1

NET ASSETS	$308,710	$75,121	$455,418	$884	$633,197	$787

Units Outstanding	13,900	3,806	24,255	87	27,340	56

Accumulation Unit Value	$22.21	$19.74	$18.78	$10.14	$23.16	$14.12

Cost of Investments	$320,205	$55,368	$448,309	$906	$419,110	$798

See Notes to Financial Statements	5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government	Fidelity VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Money Market	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$77,021	$3,186	$5,875	$76,772	$2,352,248	$32,372
Receivables:
Due from Pacific Life & Annuity Company	1	—	—	—	141	—

Total Assets	77,022	3,186	5,875	76,772	2,352,389	32,372

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	1
Investments purchased	—	—	—	—	136	—

Total Liabilities	—	—	—	—	136	1

NET ASSETS	$77,022	$3,186	$5,875	$76,772	$2,352,253	$32,371

Units Outstanding	5,580	223	425	5,331	234,932	1,571

Accumulation Unit Value	$13.80	$14.32	$13.81	$14.40	$10.01	$20.60

Cost of Investments	$46,589	$2,873	$5,831	$70,859	$2,352,248	$20,204

	Fidelity VIP	Fidelity VIP		Templeton	Janus Aspen	Janus Aspen
	Mid Cap	Value Strategies	Templeton Foreign	Global Bond	Series Enterprise	Series Overseas
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares
ASSETS
Investments in mutual funds, at value	$425,837	$47,117	$41,775	$95,204	$100,055	$131,750
Receivables:
Due from Pacific Life & Annuity Company	25	—	—	—	—	1

Total Assets	425,862	47,117	41,775	95,204	100,055	131,751

LIABILITIES
Payables:
Investments purchased	26	—	—	—	—	—

Total Liabilities	26	—	—	—	—	—

NET ASSETS	$425,836	$47,117	$41,775	$95,204	$100,055	$131,751

Units Outstanding	18,772	2,438	3,475	7,798	4,474	15,728

Accumulation Unit Value	$22.68	$19.33	$12.02	$12.21	$22.36	$8.38

Cost of Investments	$364,877	$24,579	$40,466	$103,512	$71,103	$194,837

	Lazard	ClearBridge		Lord Abbett		Lord Abbett
	Retirement U.S.	Variable	ClearBridge	Bond	Lord Abbett	Fundamental
	Strategic Equity	Aggressive Growth	Variable	Debenture	Developing Growth	Equity
	Service Class	- Class II	Mid Cap - Class II	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$1,121	$224,286	$6,228	$61,448	$21,739	$9,880

Total Assets	1,121	224,286	6,228	61,448	21,739	9,880

NET ASSETS (1)	$1,121	$224,286	$6,228	$61,448	$21,739	$9,880

Units Outstanding	73	10,950	321	5,502	1,506	540

Accumulation Unit Value	$15.45	$20.48	$19.40	$11.17	$14.44	$18.31

Cost of Investments	$860	$243,434	$4,400	$62,616	$19,815	$10,040

(1)	No outstanding liabilities for the variable accounts as of December 31, 2016.

See Notes to Financial Statements	6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2016

	Variable Accounts
	Lord Abbett					MFS New
	Total Return					Discovery Series
	Class VC	I	II	III	V	- Service Class
ASSETS
Investments in mutual funds, at value	$96,004	$—	$17,130	$53,546	$15,527	$49,762

Total Assets	96,004	—	17,130	53,546	15,527	49,762

NET ASSETS (1)	$96,004	$—	$17,130	$53,546	$15,527	$49,762

Units Outstanding	8,983	—	619	1,502	652	2,591

Accumulation Unit Value	$10.69	See Note (2)	$27.65	$35.64	$23.83	$19.21

Cost of Investments	$98,639	$—	$15,015	$39,375	$14,226	$41,752

				PIMCO
	MFS	MFS		Global Multi-
	Utilities	Value	Oppenheimer	Asset Managed	Royce	State Street
	Series -	Series -	Global Fund/VA	Allocation -	Micro-Cap	Total Return
	Service Class	Service Class	Service Shares	Advisor Class	Service Class	V.I.S. Class 3
ASSETS
Investments in mutual funds, at value	$306,395	$18,030	$75,844	$82,408	$522	$7,560

Total Assets	306,395	18,030	75,844	82,408	522	7,560

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	1	—	—	—

Total Liabilities	—	—	1	—	—	—

NET ASSETS	$306,395	$18,030	$75,843	$82,408	$522	$7,560

Units Outstanding	18,976	1,630	6,227	8,296	39	520

Accumulation Unit Value	$16.15	$11.06	$12.18	$9.93	$13.22	$14.53

Cost of Investments	$303,423	$17,668	$78,823	$83,945	$470	$7,304

	T. Rowe Price	T. Rowe Price	VanEck VIP
	Blue Chip	Equity	Global Hard Assets
	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$401,678	$379,350	$209,821
Receivables:
Due from Pacific Life & Annuity Company	—	—	34

Total Assets	401,678	379,350	209,855

LIABILITIES
Payables:
Investments purchased	—	—	35

Total Liabilities	—	—	35

NET ASSETS	$401,678	$379,350	$209,820

Units Outstanding	17,109	19,250	11,822

Accumulation Unit Value	$23.48	$19.71	$17.75

Cost of Investments	$214,138	$282,627	$157,076

(1)	No outstanding liabilities for the variable accounts as of December 31, 2016.
(2)	All units were fully redeemed or transferred prior to December 31, 2016 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	Diversified	Floating	Floating	High Yield	Inflation	Inflation
	Bond	Rate Income	Rate Loan	Bond	Managed	Strategy
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	49	—	67	3,753	(5,853)	21
Capital gain distributions (1)	—	—	—	—	—	—

Realized Gain (Loss) on Investments	49	—	67	3,753	(5,853)	21

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,571	12	8,998	54,603	38,402	4

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,620	$12	$9,065	$58,356	$32,549	$25

	Managed	Short Duration	Emerging		Developing	Dividend
	Bond	Bond	Markets Debt	Comstock	Growth	Growth
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,712	797	(22)	14,407	6,079	13,515
Capital gain distributions (1)	—	—	—	—	—	—

Realized Gain (Loss) on Investments	5,712	797	(22)	14,407	6,079	13,515

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	34,692	3,854	10,461	36,662	(10,648)	18,328

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,404	$4,651	$10,439	$51,069	($4,569)	$31,843

	Equity	Focused		Large-Cap	Large-Cap	Long/Short
	Index	Growth	Growth	Growth	Value	Large-Cap
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(996)	18,689	12,152	15,464	41,785	4,568
Capital gain distributions (1)	—	—	—	—	—	—

Realized Gain (Loss) on Investments	(996)	18,689	12,152	15,464	41,785	4,568

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	236,510	(16,493)	(4,617)	(15,204)	88,876	(1,648)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$235,514	$2,196	$7,535	$260	$130,661	$2,920

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts
	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Core	Equity	Growth	Value	Equity	Index
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	82,379	31,129	4,058	(59)	823	16,058
Capital gain distributions (1)	—	—	—	—	—	—

Realized Gain (Loss) on Investments	82,379	31,129	4,058	(59)	823	16,058

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	29,171	117,015	20,519	7,763	24,572	134,655

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$111,550	$148,144	$24,577	$7,704	$25,395	$150,713

	Small-Cap	Value	Emerging	International	International	International
	Value	Advantage (2)	Markets	Large-Cap	Small-Cap	Value
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	15,019	—	1,900	4,027	498	1,490
Capital gain distributions (1)	—	—	—	—	—	—

Realized Gain (Loss) on Investments	15,019	—	1,900	4,027	498	1,490

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	161,181	(353)	44,877	(5,089)	2,184	13,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$176,200	($353)	$46,777	($1,062)	$2,682	$15,410

						Global
	Health	Real		Currency	Equity	Absolute
	Sciences	Estate	Technology	Strategies	Long/Short (2)	Return
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,047)	27,877	481	5	20	21
Capital gain distributions (1)	—	—	—	—	—	—

Realized Gain (Loss) on Investments	(1,047)	27,877	481	5	20	21

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(58,892)	27,877	(14,169)	260	218	97

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($59,939)	$55,754	($13,688)	$265	$238	$118

(1)	See Note 3 in Notes to Financial Statements.
(2)	Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts
	Pacific	Pacific			Portfolio
	Dynamix -	Dynamix -	Pacific	Portfolio	Optimization	Portfolio
	Conservative	Moderate	Dynamix -	Optimization	Moderate-	Optimization
	Growth	Growth	Growth	Conservative	Conservative	Moderate
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—

Net Investment Income	—	—	—	—	—	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1	18	(482)	940	3,590	7,802
Capital gain distributions (1)	—	—	—	—	—	—

Realized Gain (Loss) on Investments	1	18	(482)	940	3,590	7,802

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	48	24,653	45,599	3,363	5,816	85,673

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49	$24,671	$45,117	$4,303	$9,406	$93,475

		Portfolio	Invesco V.I.	American
	Portfolio	Optimization	International	Century	American Funds	American Funds
	Optimization	Aggressive-	Growth	VP Mid Cap	IS Asset Allocation	IS Growth
	Growth	Growth	Series II	Value Class II	Fund Class 4	Fund Class 4
INVESTMENT INCOME
Dividends (1)	$—	$—	$552	$868	$1,551	$3,243

Net Investment Income	—	—	552	868	1,551	3,243

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	14,736	(2,926)	(333)	(79)	7	(3,480)
Capital gain distributions (1)	—	—	—	2,586	1,339	49,834

Realized Gain (Loss) on Investments	14,736	(2,926)	(333)	2,507	1,346	46,354

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	205,018	87,241	(317)	8,174	4,558	1,158

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$219,754	$84,315	($98)	$11,549	$7,455	$50,755

			BlackRock	BlackRock
	American Funds	BlackRock	Global	iShares Dynamic	Fidelity VIP	Fidelity VIP
	IS Growth-Income	Basic Value	Allocation	Fixed Income	Contrafund	Freedom 2015
	Fund Class 4	V.I. Class III	V.I. Class III	V.I. Class I	Service Class 2	Service Class 2 (2)
INVESTMENT INCOME
Dividends (1)	$3,804	$961	$5,592	$17	$3,821	$10

Net Investment Income	3,804	961	5,592	17	3,821	10

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(3,092)	(572)	(4,456)	—	(2,516)	1
Capital gain distributions (1)	32,620	1,726	—	—	46,398	1

Realized Gain (Loss) on Investments	29,528	1,154	(4,456)	—	43,882	2

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,972)	11,409	15,814	(21)	(4,176)	(10)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,360	$13,524	$16,950	($4)	$43,527	$2

(1)	See Note 3 in Notes to Financial Statements.
(2)	Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2016

	Variable Accounts
	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2035 Service Class 2	Fidelity VIP Government Money Market Service Class	Fidelity VIP Growth Service Class 2
INVESTMENT INCOME
Dividends (1)	$979	$41	$70	$846	$1,158	$—

Net Investment Income	979	41	70	846	1,158	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	813	(26)	(91)	(29)	—	34
Capital gain distributions (1)	2,729	88	164	2,326	—	3,061

Realized Gain (Loss) on Investments	3,542	62	73	2,297	—	3,095

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	87	72	166	1,573	—	(2,972)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,608	$175	$309	$4,716	$1,158	$123

	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Foreign VIP Class 2	Templeton Global Bond VIP Class 2	Janus Aspen Series Enterprise Service Shares	Janus Aspen Series Overseas Service Shares
INVESTMENT INCOME
Dividends (1)	$1,273	$411	$255	$—	$24	$6,022

Net Investment Income	1,273	411	255	—	24	6,022

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,738)	95	(520)	(1,208)	(109)	(3,574)
Capital gain distributions (1)	23,810	—	229	79	7,924	4,146

Realized Gain (Loss) on Investments	22,072	95	(291)	(1,129)	7,815	572

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	22,212	3,497	1,970	3,870	3,149	(15,945)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,557	$4,003	$1,934	$2,741	$10,988	($9,351)

	Lazard Retirement U.S. Strategic Equity Service Class	ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Mid Cap - Class II	Lord Abbett Bond Debenture Class VC	Lord Abbett Developing Growth Class VC	Lord Abbett Fundamental Equity Class VC
INVESTMENT INCOME
Dividends (1)	$1	$908	$21	$2,668	$—	$109

Net Investment Income	1	908	21	2,668	—	109

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(6)	(4,855)	(67)	(439)	(1,051)	(128)
Capital gain distributions (1)	11	11,651	134	—	—	174

Realized Gain (Loss) on Investments	5	6,796	67	(439)	(1,051)	46

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	90	(6,051)	473	4,481	2,916	1,127

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96	$1,653	$561	$6,710	$1,865	$1,282

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements	11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2016

	Variable Accounts
	Lord Abbett Total Return Class VC	I (1)	II	III	V	MFS New Discovery Series - Service Class
INVESTMENT INCOME
Dividends (2)	$2,521	$—	$—	$—	$277	$—

Net Investment Income	2,521	—	—	—	277	—

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(396)	1,174	(53)	(171)	(37)	(212)
Capital gain distributions (2)	365	—	973	2,031	—	2,222

Realized Gain (Loss) on Investments	(31)	1,174	920	1,860	(37)	2,010

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,275	(1,087)	(1,335)	7,077	1,121	1,985

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,765	$87	($415)	$8,937	$1,361	$3,995

	MFS Utilities Series - Service Class	MFS Value Series - Service Class (3)	Oppenheimer Global Fund/VA Service Shares	PIMCO Global Multi- Asset Managed Allocation - Advisor Class	Royce Micro-Cap Service Class	State Street Total Return V.I.S. Class 3
INVESTMENT INCOME
Dividends (2)	$11,096	$184	$605	$1,901	$2	$122

Net Investment Income	11,096	184	605	1,901	2	122

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,899)	9	(1,527)	(213)	(3)	(64)
Capital gain distributions (2)	7,046	812	5,366	—	—	141

Realized Gain (Loss) on Investments	5,147	821	3,839	(213)	(3)	77

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	15,137	362	(3,938)	1,453	83	277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,380	$1,367	$506	$3,141	$82	$476

	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	VanEck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends (2)	$—	$6,892	$1,364

Net Investment Income	—	6,892	1,364

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(594)	(279)	(2,924)
Capital gain distributions (2)	—	35,176	—

Realized Gain (Loss) on Investments	(594)	34,897	(2,924)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,643	15,879	106,048

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,049	$57,668	$104,488

(1)	All units were fully redeemed or transferred prior to December 31, 2016 (See Financial Highlights for date of full redemption).
(2)	See Note 3 in Notes to Financial Statements.
(3)	Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	Diversified Bond		Floating Rate Income		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	49	2,737	—	—	67	8
Change in net unrealized appreciation (depreciation) on investments	5,571	(70)	12	—	8,998	(987)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,620	2,667	12	—	9,065	(979)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	28,074	11,382	67	67	1,897	4,786
Transfers between variable and fixed accounts, net	12,374	(131,236)	—	—	(1,002)	595
Policy maintenance charges	(9,355)	(7,000)	(5)	(4)	(3,634)	(3,052)
Policy benefits and terminations	(556)	—	—	—	—	—
Policy loans and loan repayments	600	(629)	—	—	295	(216)
Other	72	68	—	—	18	16

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	31,209	(127,415)	62	63	(2,426)	2,129

NET INCREASE (DECREASE) IN NET ASSETS	36,829	(124,748)	74	63	6,639	1,150

NET ASSETS
Beginning of Year	102,791	227,539	112	49	95,363	94,213

End of Year	$139,620	$102,791	$186	$112	$102,002	$95,363

	High Yield Bond		Inflation Managed		Inflation Strategy (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	3,753	1,963	(5,853)	(5,758)	21	—
Change in net unrealized appreciation (depreciation) on investments	54,603	(20,163)	38,402	(15,284)	4	(5)

Net Increase (Decrease) in Net Assets Resulting from Operations	58,356	(18,200)	32,549	(21,042)	25	(5)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	20,628	31,296	50,200	52,297	31	1,064
Transfers between variable and fixed accounts, net	(15,686)	(6,515)	(18,570)	(255)	(997)	—
Policy maintenance charges	(21,018)	(21,333)	(48,686)	(47,048)	(30)	(4)
Policy benefits and terminations	(15,969)	(20,210)	(43,873)	(22,436)	—	—
Policy loans and loan repayments	925	3,951	(7,263)	(6,343)	—	—
Other	198	150	438	353	1	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(30,922)	(12,661)	(67,754)	(23,432)	(995)	1,060

NET INCREASE (DECREASE) IN NET ASSETS	27,434	(30,861)	(35,205)	(44,474)	(970)	1,055

NET ASSETS
Beginning of Year or Period	393,347	424,208	662,860	707,334	1,055	—

End of Year or Period	$420,781	$393,347	$627,655	$662,860	$85	$1,055

(1)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Managed Bond		Short Duration Bond		Emerging Markets Debt
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	5,712	7,532	797	71	(22)	(2,975)
Change in net unrealized appreciation (depreciation) on investments	34,692	1,509	3,854	664	10,461	456

Net Increase (Decrease) in Net Assets Resulting from Operations	40,404	9,041	4,651	735	10,439	(2,519)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	134,704	109,646	32,771	16,577	1,434	656
Transfers between variable and fixed accounts, net	8,313	16,648	4,140	42,144	115	(321)
Policy maintenance charges	(88,641)	(91,791)	(19,872)	(16,950)	(1,838)	(1,303)
Policy benefits and terminations	(96,473)	(108,758)	(52,110)	(25,354)	—	—
Policy loans and loan repayments	(12,211)	(10,748)	2,891	(3,253)	—	—
Other	774	868	138	136	(2)	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(53,534)	(84,135)	(32,042)	13,300	(291)	(969)

NET INCREASE (DECREASE) IN NET ASSETS	(13,130)	(75,094)	(27,391)	14,035	10,148	(3,488)

NET ASSETS
Beginning of Year	1,424,615	1,499,709	279,946	265,911	61,507	64,995

End of Year	$1,411,485	$1,424,615	$252,555	$279,946	$71,655	$61,507

	Comstock		Developing Growth		Dividend Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	14,407	9,962	6,079	9,791	13,515	16,133
Change in net unrealized appreciation (depreciation) on investments	36,662	(32,022)	(10,648)	(20,856)	18,328	(8,936)

Net Increase (Decrease) in Net Assets Resulting from Operations	51,069	(22,060)	(4,569)	(11,065)	31,843	7,197

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	21,545	24,146	—	—	20,817	18,398
Transfers between variable and fixed accounts, net	1,504	(5,115)	639	(7,016)	(9,576)	(31,817)
Policy maintenance charges	(24,324)	(25,416)	(6,309)	(8,515)	(17,871)	(17,593)
Policy benefits and terminations	(33,260)	(19,833)	(9,419)	(2,227)	(11,787)	(14,571)
Policy loans and loan repayments	(6,314)	(416)	(2,034)	(2,367)	(13,081)	4,439
Other	81	152	6	—	98	159

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(40,768)	(26,482)	(17,117)	(20,125)	(31,400)	(40,985)

NET INCREASE (DECREASE) IN NET ASSETS	10,301	(48,542)	(21,686)	(31,190)	443	(33,788)

NET ASSETS
Beginning of Year	332,077	380,619	137,028	168,218	304,397	338,185

End of Year	$342,378	$332,077	$115,342	$137,028	$304,840	$304,397

See Notes to Financial Statements	14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Equity Index		Focused Growth		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(996)	(1,518)	18,689	30,220	12,152	9,121
Change in net unrealized appreciation (depreciation) on investments	236,510	23,352	(16,493)	(860)	(4,617)	18,872

Net Increase (Decrease) in Net Assets Resulting from Operations	235,514	21,834	2,196	29,360	7,535	27,993

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	203,284	126,283	8,269	13,231	41,937	30,429
Transfers between variable and fixed accounts, net	76,384	(30,007)	(3,516)	(2,696)	(604)	(4,854)
Policy maintenance charges	(83,174)	(74,664)	(9,299)	(12,699)	(30,067)	(29,068)
Policy benefits and terminations	(34,074)	(33,201)	(25,076)	(25,991)	(35,129)	(19,966)
Policy loans and loan repayments	(486)	(18,020)	1,691	(16,918)	(9,856)	(3,643)
Other	819	862	(132)	(277)	34	76

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	162,753	(28,747)	(28,063)	(45,350)	(33,685)	(27,026)

NET INCREASE (DECREASE) IN NET ASSETS	398,267	(6,913)	(25,867)	(15,990)	(26,150)	967

NET ASSETS
Beginning of Year	1,966,561	1,973,474	272,504	288,494	381,759	380,792

End of Year	$2,364,828	$1,966,561	$246,637	$272,504	$355,609	$381,759

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	15,464	25,930	41,785	26,805	4,568	4,155
Change in net unrealized appreciation (depreciation) on investments	(15,204)	22,928	88,876	(59,539)	(1,648)	(4,819)

Net Increase (Decrease) in Net Assets Resulting from Operations	260	48,858	130,661	(32,734)	2,920	(664)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	47,886	49,935	82,390	58,563	3,808	5,114
Transfers between variable and fixed accounts, net	2,521	(61,492)	(3,630)	(23,299)	(1,130)	(13,958)
Policy maintenance charges	(50,108)	(51,197)	(60,364)	(59,504)	(3,378)	(3,696)
Policy benefits and terminations	(36,366)	(11,070)	(107,830)	(30,465)	(12,911)	—
Policy loans and loan repayments	(14,367)	(5,990)	(10,598)	(7,089)	416	5,259
Other	131	151	46	219	75	113

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(50,303)	(79,663)	(99,986)	(61,575)	(13,120)	(7,168)

NET INCREASE (DECREASE) IN NET ASSETS	(50,043)	(30,805)	30,675	(94,309)	(10,200)	(7,832)

NET ASSETS
Beginning of Year	752,973	783,778	1,094,721	1,189,030	49,007	56,839

End of Year	$702,930	$752,973	$1,125,396	$1,094,721	$38,807	$49,007

See Notes to Financial Statements	15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	82,379	53,530	31,129	15,754	4,058	6,055
Change in net unrealized appreciation (depreciation) on investments	29,171	(10,846)	117,015	1,967	20,519	(32,118)

Net Increase (Decrease) in Net Assets Resulting from Operations	111,550	42,684	148,144	17,721	24,577	(26,063)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	59,484	79,401	55,434	56,478	24,484	25,115
Transfers between variable and fixed accounts, net	(6,845)	(16,119)	(39,881)	(28,786)	3,333	1,638
Policy maintenance charges	(54,867)	(70,490)	(55,501)	(57,358)	(27,479)	(28,812)
Policy benefits and terminations	(188,982)	(119,532)	(75,319)	(34,489)	(15,366)	(17,151)
Policy loans and loan repayments	(4,827)	(1,525)	(17,638)	(7,407)	(1,876)	354
Other	50	336	213	295	38	122

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(195,987)	(127,929)	(132,692)	(71,267)	(16,866)	(18,734)

NET INCREASE (DECREASE) IN NET ASSETS	(84,437)	(85,245)	15,452	(53,546)	7,711	(44,797)

NET ASSETS
Beginning of Year	1,092,068	1,177,313	918,917	972,463	428,443	473,240

End of Year	$1,007,631	$1,092,068	$934,369	$918,917	$436,154	$428,443

	Mid-Cap Value		Small-Cap Equity		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(59)	(24)	823	10	16,058	288
Change in net unrealized appreciation (depreciation) on investments	7,763	(101)	24,572	(5,730)	134,655	(40,352)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,704	(125)	25,395	(5,720)	150,713	(40,064)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,651	6,857	15,863	7,482	62,705	46,694
Transfers between variable and fixed accounts, net	1,386	6	29,579	630	(6,289)	(5,571)
Policy maintenance charges	(3,621)	(3,147)	(11,276)	(5,089)	(41,984)	(42,104)
Policy benefits and terminations	—	—	(11,711)	(1,023)	(44,252)	(15,559)
Policy loans and loan repayments	—	(217)	869	(344)	(14,999)	(16,635)
Other	20	(19)	61	119	108	142

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,436	3,480	23,385	1,775	(44,711)	(33,033)

NET INCREASE (DECREASE) IN NET ASSETS	11,140	3,355	48,780	(3,945)	106,002	(73,097)

NET ASSETS
Beginning of Year	48,209	44,854	67,912	71,857	778,029	851,126

End of Year	$59,349	$48,209	$116,692	$67,912	$884,031	$778,029

See Notes to Financial Statements	16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Small-Cap Value		Value Advantage (1)		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—		$—	$—
Realized gain (loss) on investments	15,019	8,431	—		1,900	5,011
Change in net unrealized appreciation (depreciation) on investments	161,181	(36,404)	(353)		44,877	(113,723)

Net Increase (Decrease) in Net Assets Resulting from Operations	176,200	(27,973)	(353)		46,777	(108,712)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	30,515	30,767	—		60,760	43,448
Transfers between variable and fixed accounts, net	(26,693)	(14,810)	30,000		17,649	(25,490)
Policy maintenance charges	(37,548)	(38,280)	—		(44,891)	(38,656)
Policy benefits and terminations	(25,739)	(7,637)	—		(29,443)	(2,249)
Policy loans and loan repayments	(3,773)	(9,890)	—		(484)	(8,535)
Other	218	238	—		751	890

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(63,020)	(39,612)	30,000		4,342	(30,592)

NET INCREASE (DECREASE) IN NET ASSETS	113,180	(67,585)	29,647		51,119	(139,304)

NET ASSETS
Beginning of Year or Period	636,761	704,346	—		672,438	811,742

End of Year or Period	$749,941	$636,761	$29,647		$723,557	$672,438

	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,027	8,064	498	(661)	1,490	4,469
Change in net unrealized appreciation (depreciation) on investments	(5,089)	(7,666)	2,184	5,296	13,920	(16,258)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,062)	398	2,682	4,635	15,410	(11,789)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	74,761	53,737	8,473	7,397	44,827	50,473
Transfers between variable and fixed accounts, net	11,633	(28,187)	5,052	(64,630)	13,777	(513)
Policy maintenance charges	(54,983)	(57,564)	(8,391)	(7,473)	(35,888)	(37,287)
Policy benefits and terminations	(72,165)	(17,112)	(16,723)	—	(43,005)	(33,532)
Policy loans and loan repayments	(8,714)	254	614	(1,587)	1,325	3,174
Other	634	650	160	171	478	615

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(48,834)	(48,222)	(10,815)	(66,122)	(18,486)	(17,070)

NET INCREASE (DECREASE) IN NET ASSETS	(49,896)	(47,824)	(8,133)	(61,487)	(3,076)	(28,859)

NET ASSETS
Beginning of Year	1,056,136	1,103,960	94,730	156,217	550,761	579,620

End of Year	$1,006,240	$1,056,136	$86,597	$94,730	$547,685	$550,761

(1)	Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(1,047)	46,702	27,877	(4,258)	481	3,599
Change in net unrealized appreciation (depreciation) on investments	(58,892)	62,618	27,877	13,268	(14,169)	(8,275)

Net Increase (Decrease) in Net Assets Resulting from Operations	(59,939)	109,320	55,754	9,010	(13,688)	(4,676)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	47,654	79,785	41,543	49,277	17,514	16,750
Transfers between variable and fixed accounts, net	198,255	80,368	(5,480)	(11,709)	1,536	(13,056)
Policy maintenance charges	(58,615)	(53,364)	(51,111)	(49,618)	(12,697)	(13,313)
Policy benefits and terminations	(8,550)	(229,775)	(28,615)	(6,233)	(11,874)	(1,828)
Policy loans and loan repayments	(13,285)	(2,095)	(21,550)	(6,510)	1,106	(2,826)
Other	304	9	870	650	83	8

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	165,763	(125,072)	(64,343)	(24,143)	(4,332)	(14,265)

NET INCREASE (DECREASE) IN NET ASSETS	105,824	(15,752)	(8,589)	(15,133)	(18,020)	(18,941)

NET ASSETS
Beginning of Year	1,022,236	1,037,988	900,745	915,878	187,073	206,014

End of Year	$1,128,060	$1,022,236	$892,156	$900,745	$169,053	$187,073

	Currency Strategies (1)		Equity Long/Short (2)		Global Absolute Return (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—		$—	$—
Realized gain (loss) on investments	5	—	20		21	11
Change in net unrealized appreciation (depreciation) on investments	260	43	218		97	52

Net Increase (Decrease) in Net Assets Resulting from Operations	265	43	238		118	63

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,734	2,243	3,933		472	2,267
Transfers between variable and fixed accounts, net	34	—	115		—	—
Policy maintenance charges	(259)	(83)	(1,754)		(479)	(414)
Policy benefits and terminations	—	—	—		—	—
Policy loans and loan repayments	—	—	—		—	—
Other	2	—	(1)		—	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,511	2,160	2,293		(7)	1,854

NET INCREASE (DECREASE) IN NET ASSETS	6,776	2,203	2,531		111	1,917

NET ASSETS
Beginning of Year or Period	2,203	—	—		1,917	—

End of Year or Period	$8,979	$2,203	$2,531		$2,028	$1,917

(1)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth		Pacific Dynamix - Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1	141	18	105	(482)	(333)
Change in net unrealized appreciation (depreciation) on investments	48	(136)	24,653	(6,348)	45,599	(10,035)

Net Increase (Decrease) in Net Assets Resulting from Operations	49	5	24,671	(6,243)	45,117	(10,368)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,883	357	6,136	5,907	51,698	52,104
Transfers between variable and fixed accounts, net	3	66	(6)	314,068	(4)	24,834
Policy maintenance charges	(973)	(1,093)	(16,869)	(15,529)	(16,998)	(15,496)
Policy benefits and terminations	—	—	—	(8,594)	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	—	—	6	5	1,044	1,105

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	913	(670)	(10,733)	295,857	35,740	62,547

NET INCREASE (DECREASE) IN NET ASSETS	962	(665)	13,938	289,614	80,857	52,179

NET ASSETS
Beginning of Year	198	863	300,668	11,054	422,765	370,586

End of Year	$1,160	$198	$314,606	$300,668	$503,622	$422,765

	Portfolio Optimization Conservative (1)		Portfolio Optimization Moderate-Conservative		Portfolio Optimization Moderate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	940	(729)	3,590	1,536	7,802	6,158
Change in net unrealized appreciation (depreciation) on investments	3,363	(1,333)	5,816	(1,977)	85,673	(10,611)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,303	(2,062)	9,406	(441)	93,475	(4,453)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	526	—	25,539	25,629	146,458	133,136
Transfers between variable and fixed accounts, net	—	103,478	(3)	2,329	(371)	(46,723)
Policy maintenance charges	(2,494)	(1,329)	(30,504)	(32,364)	(132,614)	(128,778)
Policy benefits and terminations	(25,279)	(24,646)	(13,341)	(1,232)	(38,272)	(2,269)
Policy loans and loan repayments	—	—	—	—	(9,680)	6,910
Other	—	—	48	23	1,933	1,663

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(27,247)	77,503	(18,261)	(5,615)	(32,546)	(36,061)

NET INCREASE (DECREASE) IN NET ASSETS	(22,944)	75,441	(8,855)	(6,056)	60,929	(40,514)

NET ASSETS
Beginning of Year or Period	75,441	—	150,139	156,195	1,164,715	1,205,229

End of Year or Period	$52,497	$75,441	$141,284	$150,139	$1,225,644	$1,164,715

(1)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015	Year Ended December 31, 2016	Year/Period Ended December 31, 2015
	Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth		Invesco V.I. International Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$552	$288
Realized gain (loss) on investments	14,736	(4,175)	(2,926)	(477)	(333)	(109)
Change in net unrealized appreciation (depreciation) on investments	205,018	(10,008)	87,241	(15,292)	(317)	(899)

Net Increase (Decrease) in Net Assets Resulting from Operations	219,754	(14,183)	84,315	(15,769)	(98)	(720)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	252,343	245,776	138,556	172,779	41,036	2,024
Transfers between variable and fixed accounts, net	486	2,538	16	148,948	36,410	15,785
Policy maintenance charges	(145,006)	(158,887)	(37,119)	(31,377)	(5,210)	(1,639)
Policy benefits and terminations	(388,481)	(709)	(24,474)	(1,122)	—	—
Policy loans and loan repayments	18,002	(15,510)	(23,214)	(6,984)	—	—
Other	6,009	5,508	(59)	312	—	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(256,647)	78,716	53,706	282,556	72,236	16,169

NET INCREASE (DECREASE) IN NET ASSETS	(36,893)	64,533	138,021	266,787	72,138	15,449

NET ASSETS
Beginning of Year	2,853,956	2,789,423	872,769	605,982	21,003	5,554

End of Year	$2,817,063	$2,853,956	$1,010,790	$872,769	$93,141	$21,003

	American Century VP Mid Cap Value Class II		American Funds IS Asset Allocation Fund Class 4 (1)		American Funds IS Growth Fund Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$868	$774	$1,551	$728	$3,243	$3,801
Realized gain (loss) on investments	2,507	2,230	1,346	(4)	46,354	17
Change in net unrealized appreciation (depreciation) on investments	8,174	(3,818)	4,558	(1,496)	1,158	(7,221)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,549	(814)	7,455	(772)	50,755	(3,403)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,289	1,503	16,825	2,822	32,562	6,725
Transfers between variable and fixed accounts, net	4,391	—	68,221	47,433	17,540	565,893
Policy maintenance charges	(3,841)	(2,593)	(2,446)	(398)	(45,942)	(7,078)
Policy benefits and terminations	(706)	—	—	—	(24,502)	—
Policy loans and loan repayments	—	298	(12,063)	—	(2,545)	(4,453)
Other	18	16	22	—	877	310

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,151	(776)	70,559	49,857	(22,010)	561,397

NET INCREASE (DECREASE) IN NET ASSETS	13,700	(1,590)	78,014	49,085	28,745	557,994

NET ASSETS
Beginning of Year or Period	50,720	52,310	49,085	—	557,994	—

End of Year or Period	$64,420	$50,720	$127,099	$49,085	$586,739	$557,994

(1)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Period Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015
	American Funds IS Growth-Income Fund Class 4 (1)		BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,804	$3,924	$961	$801	$5,592	$3,816
Realized gain (loss) on investments	29,528	(30)	1,154	6,894	(4,456)	20,063
Change in net unrealized appreciation (depreciation) on investments	(1,972)	(9,522)	11,409	(11,666)	15,814	(30,733)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,360	(5,628)	13,524	(3,971)	16,950	(6,854)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,628	6,407	4,005	4,111	98,391	35,785
Transfers between variable and fixed accounts, net	(2,017)	324,676	10,628	(32)	9,566	69,688
Policy maintenance charges	(24,827)	(4,195)	(9,506)	(4,804)	(27,426)	(23,790)
Policy benefits and terminations	(20,924)	—	—	—	(115)	—
Policy loans and loan repayments	(9,331)	(9,972)	(2,422)	(2,916)	566	553
Other	285	248	29	36	456	455

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(34,186)	317,164	2,734	(3,605)	81,438	82,691

NET INCREASE (DECREASE) IN NET ASSETS	(2,826)	311,536	16,258	(7,576)	98,388	75,837

NET ASSETS
Beginning of Year or Period	311,536	—	58,863	66,439	357,030	281,193

End of Year or Period	$308,710	$311,536	$75,121	$58,863	$455,418	$357,030

	BlackRock iShares Dynamic Fixed Income V.I. Class I (1)		Fidelity VIP Contrafund Service Class 2		Fidelity VIP Freedom 2015 Service Class 2 (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17	$2	$3,821	$4,808	$10
Realized gain (loss) on investments	—	(1)	43,882	55,536	2
Change in net unrealized appreciation (depreciation) on investments	(21)	(1)	(4,176)	(56,709)	(10)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4)	—	43,527	3,635	2

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	675	190	24,765	25,896	56
Transfers between variable and fixed accounts, net	—	—	27,035	2,403	1,114
Policy maintenance charges	—	—	(40,445)	(38,977)	(33)
Policy benefits and terminations	—	—	(5,037)	(24,090)	(351)
Policy loans and loan repayments	—	—	610	(11,632)	—
Other	23	—	754	172	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	698	190	7,682	(46,228)	785

NET INCREASE (DECREASE) IN NET ASSETS	694	190	51,209	(42,593)	787

NET ASSETS
Beginning of Year or Period	190	—	581,988	624,581	—

End of Year or Period	$884	$190	$633,197	$581,988	$787

(1)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Fidelity VIP Freedom 2020 Service Class 2		Fidelity VIP Freedom 2025 Service Class 2		Fidelity VIP Freedom 2030 Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$979	$1,418	$41	$45	$70	$64
Realized gain (loss) on investments	3,542	300	62	6	73	14
Change in net unrealized appreciation (depreciation) on investments	87	(2,110)	72	(70)	166	(92)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,608	(392)	175	(19)	309	(14)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	10,879	14,196	880	880	2,604	2,604
Transfers between variable and fixed accounts, net	—	—	1	(1)	14	(1)
Policy maintenance charges	(14,149)	(13,884)	(598)	(576)	(1,249)	(1,103)
Policy benefits and terminations	(10,712)	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	274	280	(1)	—	6	6

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(13,708)	592	282	303	1,375	1,506

NET INCREASE (DECREASE) IN NET ASSETS	(9,100)	200	457	284	1,684	1,492

NET ASSETS
Beginning of Year	86,122	85,922	2,729	2,445	4,191	2,699

End of Year	$77,022	$86,122	$3,186	$2,729	$5,875	$4,191

	Fidelity VIP Freedom 2035 Service Class 2		Fidelity VIP Government Money Market Service Class		Fidelity VIP Growth Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$846	$1,060	$1,158	$79	$—	$11
Realized gain (loss) on investments	2,297	456	—	—	3,095	7,821
Change in net unrealized appreciation (depreciation) on investments	1,573	(1,854)	—	—	(2,972)	(4,438)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,716	(338)	1,158	79	123	3,394

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	358	268	2,206,563	536,011	1,855	1,472
Transfers between variable and fixed accounts, net	3	60	(420,197)	(348,909)	(55)	(20,461)
Policy maintenance charges	(2,201)	(2,505)	(123,646)	(138,191)	(2,151)	(2,518)
Policy benefits and terminations	—	—	(129,948)	(4,503)	(277)	—
Policy loans and loan repayments	—	—	11,230	(2,848)	(101)	(506)
Other	—	(1)	736	463	—	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,840)	(2,178)	1,544,738	42,023	(729)	(22,013)

NET INCREASE (DECREASE) IN NET ASSETS	2,876	(2,516)	1,545,896	42,102	(606)	(18,619)

NET ASSETS
Beginning of Year	73,896	76,412	806,357	764,255	32,977	51,596

End of Year	$76,772	$73,896	$2,352,253	$806,357	$32,371	$32,977

See Notes to Financial Statements	22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Fidelity VIP Mid Cap Service Class 2		Fidelity VIP Value Strategies Service Class 2		Templeton Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,273	$1,006	$411	$417	$255	$192
Realized gain (loss) on investments	22,072	45,362	95	789	(291)	(1,531)
Change in net unrealized appreciation (depreciation) on investments	22,212	(52,856)	3,497	(2,409)	1,970	1,045

Net Increase (Decrease) in Net Assets Resulting from Operations	45,557	(6,488)	4,003	(1,203)	1,934	(294)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,688	21,916	2,345	3,564	509	2,838
Transfers between variable and fixed accounts, net	7,846	4,029	4	21	38,988	(14,038)
Policy maintenance charges	(23,346)	(20,541)	(3,554)	(3,681)	(5,150)	(852)
Policy benefits and terminations	(438)	—	—	—	—	—
Policy loans and loan repayments	72	(3,060)	—	(3,571)	—	—
Other	492	478	39	3	—	(2)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,314	2,822	(1,166)	(3,664)	34,347	(12,054)

NET INCREASE (DECREASE) IN NET ASSETS	47,871	(3,666)	2,837	(4,867)	36,281	(12,348)

NET ASSETS
Beginning of Year	377,965	381,631	44,280	49,147	5,494	17,842

End of Year	$425,836	$377,965	$47,117	$44,280	$41,775	$5,494

	Templeton Global Bond VIP Class 2		Janus Aspen Series Enterprise Service Shares		Janus Aspen Series Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$7,902	$24	$530	$6,022	$790
Realized gain (loss) on investments	(1,129)	(362)	7,815	11,325	572	2,932
Change in net unrealized appreciation (depreciation) on investments	3,870	(11,785)	3,149	(7,528)	(15,945)	(17,254)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,741	(4,245)	10,988	4,327	(9,351)	(13,532)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,641	7,477	700	3,927	4,781	4,947
Transfers between variable and fixed accounts, net	1,621	(2,838)	(151)	(14,302)	(303)	302
Policy maintenance charges	(4,568)	(4,516)	(4,629)	(3,939)	(4,336)	(4,586)
Policy benefits and terminations	(2,642)	—	—	—	—	—
Policy loans and loan repayments	96	96	—	7,327	—	298
Other	81	1	—	(1)	277	241

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(771)	220	(4,080)	(6,988)	419	1,202

NET INCREASE (DECREASE) IN NET ASSETS	1,970	(4,025)	6,908	(2,661)	(8,932)	(12,330)

NET ASSETS
Beginning of Year	93,234	97,259	93,147	95,808	140,683	153,013

End of Year	$95,204	$93,234	$100,055	$93,147	$131,751	$140,683

See Notes to Financial Statements	23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Lazard Retirement U.S. Strategic Equity Service Class		ClearBridge Variable Aggressive Growth - Class II		ClearBridge Variable Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1	$4	$908	$193	$21	$2
Realized gain (loss) on investments	5	93	6,796	24,158	67	256
Change in net unrealized appreciation (depreciation) on investments	90	(152)	(6,051)	(28,979)	473	(161)

Net Increase (Decrease) in Net Assets Resulting from Operations	96	(55)	1,653	(4,628)	561	97

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	879	590	14,122	26,532	2,996	1,598
Transfers between variable and fixed accounts, net	(11)	(9)	(6,324)	54,016	30	806
Policy maintenance charges	(803)	(816)	(19,242)	(18,639)	(1,576)	(1,279)
Policy benefits and terminations	—	—	—	(13,351)	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	—	(3)	253	(231)	—	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	65	(238)	(11,191)	48,327	1,450	1,126

NET INCREASE (DECREASE) IN NET ASSETS	161	(293)	(9,538)	43,699	2,011	1,223

NET ASSETS
Beginning of Year	960	1,253	233,824	190,125	4,217	2,994

End of Year	$1,121	$960	$224,286	$233,824	$6,228	$4,217

	Lord Abbett Bond Debenture Class VC		Lord Abbett Developing Growth Class VC		Lord Abbett Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,668	$2,222	$—	$—	$109	$91
Realized gain (loss) on investments	(439)	198	(1,051)	112	46	563
Change in net unrealized appreciation (depreciation) on investments	4,481	(3,326)	2,916	(1,324)	1,127	(925)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,710	(906)	1,865	(1,212)	1,282	(271)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,977	1,723	644	892	1,534	978
Transfers between variable and fixed accounts, net	530	14,971	11,811	294	(36)	(5)
Policy maintenance charges	(3,767)	(1,941)	(6,127)	(1,936)	(474)	(450)
Policy benefits and terminations	(2,738)	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	—	—	—	1	—	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,002	14,753	6,328	(749)	1,024	523

NET INCREASE (DECREASE) IN NET ASSETS	8,712	13,847	8,193	(1,961)	2,306	252

NET ASSETS
Beginning of Year	52,736	38,889	13,546	15,507	7,574	7,322

End of Year	$61,448	$52,736	$21,739	$13,546	$9,880	$7,574

See Notes to Financial Statements	24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	Lord Abbett Total Return Class VC		I (1)		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,521	$2,619	$—	$330	$—	$4
Realized gain (loss) on investments	(31)	(104)	1,174	2	920	2,842
Change in net unrealized appreciation (depreciation) on investments	1,275	(3,107)	(1,087)	(1,084)	(1,335)	(1,832)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,765	(592)	87	(752)	(415)	1,014

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,192	3,127	—	—	—	2
Transfers between variable and fixed accounts, net	(205)	(9,825)	(18,559)	—	—	—
Policy maintenance charges	(2,700)	(2,360)	(204)	(623)	(265)	(272)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	—	—	—	3,611
Other	178	(1)	87	88	(1)	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,535)	(9,059)	(18,676)	(535)	(266)	3,341

NET INCREASE (DECREASE) IN NET ASSETS	2,230	(9,651)	(18,589)	(1,287)	(681)	4,355

NET ASSETS
Beginning of Year or Period	93,774	103,425	18,589	19,876	17,811	13,456

End of Year or Period	$96,004	$93,774	$—	$18,589	$17,130	$17,811

	III		V		MFS New Discovery Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$277	$200	$—	$—
Realized gain (loss) on investments	1,860	4,767	(37)	1,187	2,010	1,542
Change in net unrealized appreciation (depreciation) on investments	7,077	(7,671)	1,121	(1,598)	1,985	(2,240)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,937	(2,904)	1,361	(211)	3,995	(698)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	324	1	—	2	2,659	2,867
Transfers between variable and fixed accounts, net	3,274	—	—	—	96	30
Policy maintenance charges	(1,319)	(1,236)	(217)	(218)	(2,219)	(2,391)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	2,167	—	3,611	—	(2,685)
Other	23	96	—	—	4	7

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,302	1,028	(217)	3,395	540	(2,172)

NET INCREASE (DECREASE) IN NET ASSETS	11,239	(1,876)	1,144	3,184	4,535	(2,870)

NET ASSETS
Beginning of Year	42,307	44,183	14,383	11,199	45,227	48,097

End of Year	$53,546	$42,307	$15,527	$14,383	$49,762	$45,227

(1)	All units were fully redeemed or transferred prior to December 31, 2016 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements	25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year/Period Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	MFS Utilities Series - Service Class		MFS Value Series - Service Class (1)		Oppenheimer Global Fund/VA Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,096	$14,596	$184		$605	$717
Realized gain (loss) on investments	5,147	12,505	821		3,839	4,318
Change in net unrealized appreciation (depreciation) on investments	15,137	(82,543)	362		(3,938)	(2,822)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,380	(55,442)	1,367		506	2,213

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,289	19,193	15,716		1,833	1,753
Transfers between variable and fixed accounts, net	1,805	8,696	2,815		9,664	12,006
Policy maintenance charges	(16,089)	(16,389)	(1,867)		(4,356)	(3,254)
Policy benefits and terminations	(342)	(22,585)	—		(5,381)	—
Policy loans and loan repayments	3	298	—		—	—
Other	589	204	(1)		129	140

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,745)	(10,583)	16,663		1,889	10,645

NET INCREASE (DECREASE) IN NET ASSETS	24,635	(66,025)	18,030		2,395	12,858

NET ASSETS
Beginning of Year or Period	281,760	347,785	—		73,448	60,590

End of Year or Period	$306,395	$281,760	$18,030		$75,843	$73,448

	PIMCO Global Multi-Asset Managed Allocation - Advisor Class		Royce Micro-Cap Service Class		State Street Total Return V.I.S. Class 3
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,901	$1,408	$2	$—	$122	$102
Realized gain (loss) on investments	(213)	103	(3)	13	77	186
Change in net unrealized appreciation (depreciation) on investments	1,453	(809)	83	(36)	277	(375)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,141	702	82	(23)	476	(87)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	944	3,024	211	211	1,601	3,279
Transfers between variable and fixed accounts, net	—	(13,922)	—	—	—	—
Policy maintenance charges	(2,999)	(2,952)	(17)	(13)	(973)	(881)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	7,029	—	—	—	—
Other	151	(1)	—	—	9	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,904)	(6,822)	194	198	637	2,397

NET INCREASE (DECREASE) IN NET ASSETS	1,237	(6,120)	276	175	1,113	2,310

NET ASSETS
Beginning of Year	81,171	87,291	246	71	6,447	4,137

End of Year	$82,408	$81,171	$522	$246	$7,560	$6,447

(1)	Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2015
	T. Rowe Price Blue Chip Growth - II		T. Rowe Price Equity Income - II		VanEck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$6,892	$5,070	$1,364	$90
Realized gain (loss) on investments	(594)	(1)	34,897	6,309	(2,924)	(17,551)
Change in net unrealized appreciation (depreciation) on investments	3,643	33,109	15,879	(34,681)	106,048	(53,338)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,049	33,108	57,668	(23,302)	104,488	(70,799)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	55,607	33,983	22,051	25,509	30,787	26,274
Transfers between variable and fixed accounts, net	3,894	32,207	6,775	18,709	(182,485)	15,234
Policy maintenance charges	(23,034)	(19,277)	(15,708)	(13,725)	(26,234)	(19,863)
Policy benefits and terminations	(1,253)	—	(1,039)	(25,384)	(475)	(664)
Policy loans and loan repayments	(4,887)	(7,765)	350	(161)	(1,049)	(8,253)
Other	465	465	787	1,253	430	407

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	30,792	39,613	13,216	6,201	(179,026)	13,135

NET INCREASE (DECREASE) IN NET ASSETS	33,841	72,721	70,884	(17,101)	(74,538)	(57,664)

NET ASSETS
Beginning of Year	367,837	295,116	308,466	325,567	284,358	342,022

End of Year	$401,678	$367,837	$379,350	$308,466	$209,820	$284,358

See Notes to Financial Statements	27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Diversified Bond
2016	$15.70	8,893	$139,620	0.00%	0.00%	5.04%
2015	14.95	6,877	102,791	0.00%	0.00%	1.05%
2014	14.79	15,384	227,539	0.00%	0.00%	7.69%
2013	13.73	7,437	102,136	0.00%	0.00%	(1.15%)
2012	13.89	13,331	185,217	3.40%	0.00%	8.37%
Floating Rate Income
2016	$11.22	17	$186	0.00%	0.00%	8.38%
2015	10.35	11	112	0.00%	0.00%	0.86%
04/28/2014 - 04/30/2014	10.27	5	49	0.00%	0.00%	(0.50%)
Floating Rate Loan
2016	$11.73	8,695	$102,002	0.00%	0.00%	9.65%
2015	10.70	8,914	95,363	0.00%	0.00%	(1.01%)
2014	10.81	8,717	94,213	0.00%	0.00%	0.84%
2013	10.72	10,862	116,424	0.00%	0.00%	4.53%
2012	10.25	1,647	16,888	4.90%	0.00%	8.10%
High Yield Bond
2016	$25.11	16,755	$420,781	0.00%	0.00%	15.37%
2015	21.77	18,069	393,347	0.00%	0.00%	(4.64%)
2014	22.83	18,583	424,208	0.00%	0.00%	0.37%
2013	22.74	19,822	450,813	0.00%	0.00%	7.25%
2012	21.21	26,949	571,487	7.37%	0.00%	15.30%
Inflation Managed
2016	$23.13	27,135	$627,655	0.00%	0.00%	5.12%
2015	22.00	30,124	662,860	0.00%	0.00%	(3.06%)
2014	22.70	31,162	723,272	0.00%	0.00%	(8.92%)
2013	22.01	32,855	1,023,216	2.47%	0.00%	9.87%
2012	24.17	42,336	955,462	5.52%	0.00%	11.85%
Inflation Strategy
2016	$10.42	8	$85	0.00%	0.00%	1.86%
11/05/2015 - 12/31/2015	10.23	103	1,055	0.00%	0.00%	(0.48%)
2014	10.57	—	—	0.00%	0.00%	2.33%
03/19/2013 - 12/31/2013	10.32	1,984	20,487	0.00%	0.00%	(8.98%)
Managed Bond
2016	$25.22	55,965	$1,411,485	0.00%	0.00%	2.87%
2015	24.52	58,108	1,424,615	0.00%	0.00%	0.56%
2014	24.38	61,515	1,499,709	0.00%	0.00%	4.43%
2013	23.34	65,759	1,535,131	0.00%	0.00%	(2.21%)
2012	23.87	70,035	1,671,838	5.12%	0.00%	10.72%
Short Duration Bond
2016	$12.94	19,522	$252,555	0.00%	0.00%	1.69%
2015	12.72	22,005	279,946	0.00%	0.00%	0.31%
2014	12.68	20,968	265,911	0.00%	0.00%	0.67%
2013	12.60	20,081	252,980	0.00%	0.00%	0.40%
2012	12.55	31,371	393,648	0.83%	0.00%	3.19%
Emerging Markets Debt
2016	$11.13	6,438	$71,655	0.00%	0.00%	17.02%
2015	9.51	6,466	61,507	0.00%	0.00%	(4.42%)
2014	9.95	6,531	64,995	0.00%	0.00%	(3.83%)
2013	10.35	6,648	68,796	0.00%	0.00%	(6.44%)
10/24/2012 - 12/31/2012	11.06	37	414	See Note (4)	0.00%	1.98%
Comstock
2016	$21.82	15,688	$342,378	0.00%	0.00%	17.50%
2015	18.57	17,879	332,077	0.00%	0.00%	(6.05%)
2014	19.77	19,253	380,619	0.00%	0.00%	9.16%
2013	18.11	21,914	396,881	0.00%	0.00%	35.58%
2012	13.36	27,819	371,593	1.88%	0.00%	18.54%

See Notes to Financial Statements	28	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Developing Growth
2016	$13.23	8,719	$115,342	0.00%	0.00%	(2.46%)
2015	13.56	10,104	137,028	0.00%	0.00%	(8.35%)
2014	14.80	11,368	168,218	0.00%	0.00%	0.37%
2013	14.74	14,641	215,849	0.00%	0.00%	33.87%
2012	11.01	15,074	166,016	0.08%	0.00%	12.87%
Dividend Growth
2016	$24.17	12,611	$304,840	0.00%	0.00%	11.46%
2015	21.69	14,036	304,397	0.00%	0.00%	2.09%
2014	21.24	15,920	338,185	0.00%	0.00%	12.10%
2013	18.95	18,494	350,445	0.00%	0.00%	30.11%
2012	14.56	19,399	282,521	1.65%	0.00%	14.55%
Equity Index
2016	$20.53	115,174	$2,364,828	0.00%	0.00%	11.61%
2015	18.40	106,896	1,966,561	0.00%	0.00%	1.14%
2014	18.19	108,495	1,973,474	0.00%	0.00%	13.38%
2013	16.04	103,166	1,655,038	0.00%	0.00%	31.92%
2012	12.16	100,717	1,224,795	2.30%	0.00%	15.77%
Focused Growth
2016	$35.17	7,012	$246,637	0.00%	0.00%	2.35%
2015	34.37	7,929	272,504	0.00%	0.00%	10.09%
2014	31.22	9,241	288,494	0.00%	0.00%	10.08%
2013	28.36	9,796	277,816	0.00%	0.00%	33.51%
2012	21.24	9,933	210,999	0.00%	0.00%	23.21%
Growth
2016	$12.98	27,392	$355,609	0.00%	0.00%	2.21%
2015	12.70	30,057	381,759	0.00%	0.00%	7.46%
2014	11.82	32,219	380,792	0.00%	0.00%	8.88%
2013	10.86	35,935	390,088	0.00%	0.00%	34.21%
2012	8.09	40,286	325,847	0.85%	0.00%	18.24%
Large-Cap Growth
2016	$15.28	46,005	$702,930	0.00%	0.00%	0.51%
2015	15.20	49,530	752,973	0.00%	0.00%	6.09%
2014	14.33	54,695	783,778	0.00%	0.00%	8.43%
2013	13.22	57,963	766,015	0.00%	0.00%	37.48%
2012	9.61	71,479	687,118	0.00%	0.00%	18.23%
Large-Cap Value
2016	$24.25	46,404	$1,125,396	0.00%	0.00%	12.87%
2015	21.49	50,947	1,094,721	0.00%	0.00%	(2.99%)
2014	22.15	53,684	1,189,030	0.00%	0.00%	11.50%
2013	19.86	56,729	1,126,863	0.00%	0.00%	32.26%
2012	15.02	70,091	1,052,720	1.97%	0.00%	16.40%
Long/Short Large-Cap
2016	$18.00	2,156	$38,807	0.00%	0.00%	9.18%
2015	16.49	2,972	49,007	0.00%	0.00%	(2.82%)
2014	16.97	3,350	56,839	0.00%	0.00%	15.52%
2013	14.69	5,429	79,738	0.00%	0.00%	35.13%
2012	10.87	4,251	46,200	0.80%	0.00%	18.09%
Main Street Core
2016	$20.87	48,274	$1,007,631	0.00%	0.00%	11.83%
2015	18.67	58,506	1,092,068	0.00%	0.00%	3.35%
2014	18.06	65,189	1,177,313	0.00%	0.00%	10.82%
2013	16.30	68,907	1,123,004	0.00%	0.00%	31.77%
2012	12.37	71,504	884,384	0.97%	0.00%	17.02%
Mid-Cap Equity
2016	$37.47	24,938	$934,369	0.00%	0.00%	18.42%
2015	31.64	29,045	918,917	0.00%	0.00%	1.57%
2014	31.15	31,218	972,463	0.00%	0.00%	4.23%
2013	29.89	34,266	1,024,121	0.00%	0.00%	36.21%
2012	21.94	40,647	891,863	0.67%	0.00%	7.35%

See Notes to Financial Statements	29	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Mid-Cap Growth
2016	$18.89	23,094	$436,154	0.00%	0.00%	6.27%
2015	17.77	24,108	428,443	0.00%	0.00%	(5.73%)
2014	18.85	25,104	473,240	0.00%	0.00%	8.49%
2013	17.38	25,949	450,883	0.00%	0.00%	33.09%
2012	13.06	28,464	371,623	0.39%	0.00%	7.49%
Mid-Cap Value
2016	$31.24	1,900	$59,349	0.00%	0.00%	15.29%
2015	27.10	1,779	48,209	0.00%	0.00%	(0.37%)
2014	27.20	1,649	44,854	0.00%	0.00%	6.49%
2013	25.54	1,468	37,508	0.00%	0.00%	33.89%
2012	19.08	938	17,896	1.14%	0.00%	14.49%
Small-Cap Equity
2016	$30.62	3,811	$116,692	0.00%	0.00%	30.42%
2015	23.48	2,893	67,912	0.00%	0.00%	(7.88%)
2014	25.49	2,819	71,857	0.00%	0.00%	1.71%
2013	25.06	3,486	87,349	0.00%	0.00%	35.45%
2012	18.50	4,544	84,052	1.70%	0.00%	15.93%
Small-Cap Index
2016	$32.10	27,542	$884,031	0.00%	0.00%	20.66%
2015	26.60	29,249	778,029	0.00%	0.00%	(4.93%)
2014	27.98	30,421	851,126	0.00%	0.00%	4.39%
2013	26.80	30,787	825,155	0.00%	0.00%	38.28%
2012	19.38	36,567	708,791	1.02%	0.00%	16.13%
Small-Cap Value
2016	$50.01	14,995	$749,941	0.00%	0.00%	29.60%
2015	38.59	16,501	636,761	0.00%	0.00%	(4.34%)
2014	40.34	17,461	704,346	0.00%	0.00%	5.64%
2013	38.18	18,267	697,522	0.00%	0.00%	32.49%
2012	28.82	18,485	532,763	2.01%	0.00%	11.09%
Value Advantage (5)
12/08/2016 - 12/31/2016	$14.80	2,003	$29,647	0.00%	0.00%	(1.18%)
Emerging Markets
2016	$44.54	16,243	$723,557	0.00%	0.00%	6.46%
2015	41.84	16,071	672,438	0.00%	0.00%	(14.04%)
2014	48.68	16,676	811,742	0.00%	0.00%	(4.99%)
2013	51.24	18,794	962,907	0.00%	0.00%	8.75%
2012	47.11	18,726	882,248	0.76%	0.00%	21.52%
International Large-Cap
2016	$17.63	57,082	$1,006,240	0.00%	0.00%	(0.08%)
2015	17.64	59,866	1,056,136	0.00%	0.00%	(0.44%)
2014	17.72	62,304	1,103,960	0.00%	0.00%	(5.02%)
2013	18.66	64,302	1,199,610	0.00%	0.00%	18.42%
2012	15.75	58,915	928,127	1.47%	0.00%	22.53%
International Small-Cap
2016	$13.00	6,662	$86,597	0.00%	0.00%	3.42%
2015	12.57	7,537	94,730	0.00%	0.00%	6.43%
2014	11.81	13,227	156,217	0.00%	0.00%	(2.42%)
2013	12.10	7,120	86,175	0.00%	0.00%	28.09%
2012	9.45	7,765	73,369	2.34%	0.00%	19.44%
International Value
2016	$10.88	50,332	$547,685	0.00%	0.00%	2.98%
2015	10.57	52,121	550,761	0.00%	0.00%	(2.63%)
2014	10.85	53,407	579,620	0.00%	0.00%	(10.54%)
2013	12.13	54,014	655,308	0.00%	0.00%	21.68%
2012	9.97	60,033	598,556	3.38%	0.00%	17.82%
Health Sciences
2016	$49.14	22,958	$1,128,060	0.00%	0.00%	(5.97%)
2015	52.26	19,561	1,022,236	0.00%	0.00%	9.59%
2014	47.68	21,768	1,037,988	0.00%	0.00%	24.53%
2013	38.29	20,230	774,613	0.00%	0.00%	56.49%
2012	24.47	19,196	469,701	0.00%	0.00%	25.68%

See Notes to Financial Statements	30	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Real Estate
2016	$53.03	16,823	$892,156	0.00%	0.00%	6.59%
2015	49.75	18,104	900,745	0.00%	0.00%	1.52%
2014	49.01	18,688	915,878	0.00%	0.00%	30.59%
2013	37.53	19,720	740,055	0.00%	0.00%	1.71%
2012	36.90	21,388	789,151	1.15%	0.00%	16.21%
Technology
2016	$10.50	16,106	$169,053	0.00%	0.00%	(6.61%)
2015	11.24	16,644	187,073	0.00%	0.00%	(3.04%)
2014	11.59	17,772	206,014	0.00%	0.00%	9.85%
2013	10.55	18,279	192,893	0.00%	0.00%	22.50%
2012	8.61	19,555	168,452	0.00%	0.00%	7.14%
Currency Strategies
2016	$11.05	812	$8,979	0.00%	0.00%	4.88%
03/27/2015 - 12/31/2015	10.54	209	2,203	0.00%	0.00%	2.65%
Equity Long/Short (5)
05/23/2016 - 12/31/2016	$12.91	196	$2,531	0.00%	0.00%	10.36%
Global Absolute Return
2016	$10.97	185	$2,028	0.00%	0.00%	4.65%
01/07/2015 - 12/31/2015	10.48	183	1,917	0.00%	0.00%	2.81%
Pacific Dynamix - Conservative Growth
2016	$17.30	67	$1,160	0.00%	0.00%	6.84%
2015	16.20	12	198	0.00%	0.00%	(1.10%)
2014	16.38	53	863	0.00%	0.00%	5.50%
2013	15.52	120	1,859	0.00%	0.00%	9.39%
2012	14.19	191	2,707	2.51%	0.00%	9.42%
Pacific Dynamix - Moderate Growth
2016	$19.41	16,212	$314,606	0.00%	0.00%	8.45%
2015	17.89	16,803	300,668	0.00%	0.00%	(1.85%)
2014	18.23	606	11,054	0.00%	0.00%	5.53%
2013	17.28	347	6,002	0.00%	0.00%	14.95%
2012	15.03	130	1,960	1.99%	0.00%	7.76%
Pacific Dynamix - Growth
2016	$21.66	23,247	$503,622	0.00%	0.00%	10.17%
2015	19.66	21,500	422,765	0.00%	0.00%	(2.45%)
2014	20.16	18,385	370,586	0.00%	0.00%	5.43%
2013	19.12	17,538	335,307	0.00%	0.00%	20.98%
2012	15.80	16,507	260,856	See Note (6)	0.00%	13.76%
Portfolio Optimization Conservative
2016	$12.35	4,252	$52,497	0.00%	0.00%	5.83%
06/18/2015 - 12/31/2015	11.67	6,467	75,441	0.00%	0.00%	(1.78%)
Portfolio Optimization Moderate-Conservative
2016	$12.93	10,929	$141,284	0.00%	0.00%	6.78%
2015	12.11	12,402	150,139	0.00%	0.00%	(0.41%)
2014	12.16	12,850	156,195	0.00%	0.00%	4.03%
2013	11.68	13,147	153,612	0.00%	0.00%	8.16%
2012	10.80	13,242	143,046	2.21%	0.00%	11.65%
Portfolio Optimization Moderate
2016	$13.48	90,891	$1,225,644	0.00%	0.00%	8.08%
2015	12.48	93,355	1,164,715	0.00%	0.00%	(0.36%)
2014	12.52	96,253	1,205,229	0.00%	0.00%	4.62%
2013	11.97	99,672	1,192,932	0.00%	0.00%	12.74%
2012	10.62	148,542	1,576,954	1.93%	0.00%	12.94%
Portfolio Optimization Growth
2016	$13.95	201,921	$2,817,063	0.00%	0.00%	8.81%
2015	12.82	222,588	2,853,956	0.00%	0.00%	(0.33%)
2014	12.86	216,836	2,789,423	0.00%	0.00%	5.08%
2013	12.24	208,821	2,556,333	0.00%	0.00%	17.46%
2012	10.42	204,572	2,132,043	1.82%	0.00%	14.02%

See Notes to Financial Statements	31	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Portfolio Optimization Aggressive-Growth
2016	$14.07	71,841	$1,010,790	0.00%	0.00%	9.33%
2015	12.87	67,818	872,769	0.00%	0.00%	(0.91%)
2014	12.99	46,658	605,982	0.00%	0.00%	5.29%
2013	12.34	47,418	584,921	0.00%	0.00%	20.86%
2012	10.21	47,319	482,943	1.50%	0.00%	15.17%
Invesco V.I. International Growth Series II
2016	$12.03	7,739	$93,141	1.23%	0.00%	(0.70%)
2015	12.12	1,733	21,003	1.52%	0.00%	(2.62%)
2014	12.44	446	5,554	1.62%	0.00%	0.09%
2013	12.43	304	3,775	1.32%	0.00%	18.72%
08/07/2012 - 12/31/2012	10.47	162	1,695	3.23%	0.00%	5.76%
American Century VP Mid Cap Value Class II
2016	$19.37	3,325	$64,420	1.57%	0.00%	22.72%
2015	15.79	3,213	50,720	1.49%	0.00%	(1.58%)
2014	16.04	3,261	52,310	1.05%	0.00%	16.24%
03/25/2013 - 12/31/2013	13.80	1,694	23,384	1.23%	0.00%	17.94%
American Funds IS Asset Allocation Fund Class 4
2016	$24.31	5,228	$127,099	2.46%	0.00%	9.16%
10/30/2015 - 12/31/2015	22.27	2,204	49,085	9.09%	0.00%	(1.53%)
American Funds IS Growth Fund Class 4
2016	$24.27	24,171	$586,739	0.58%	0.00%	9.22%
10/30/2015 - 12/31/2015	22.23	25,106	557,994	4.10%	0.00%	(0.61%)
American Funds IS Growth-Income Fund Class 4
2016	$22.21	13,900	$308,710	1.28%	0.00%	11.26%
10/30/2015 - 12/31/2015	19.96	15,606	311,536	7.53%	0.00%	(1.77%)
BlackRock Basic Value V.I. Class III
2016	$19.74	3,806	$75,121	1.35%	0.00%	17.72%
2015	16.77	3,511	58,863	1.22%	0.00%	(6.15%)
2014	17.86	3,719	66,439	1.21%	0.00%	9.63%
2013	16.30	3,699	60,281	1.14%	0.00%	37.65%
2012	11.84	4,050	47,953	1.50%	0.00%	13.81%
BlackRock Global Allocation V.I. Class III
2016	$18.78	24,255	$455,418	1.34%	0.00%	3.80%
2015	18.09	19,738	357,030	1.13%	0.00%	(1.00%)
2014	18.27	15,390	281,193	2.31%	0.00%	1.93%
2013	17.92	15,750	282,317	1.20%	0.00%	14.42%
2012	15.67	13,624	213,434	1.29%	0.00%	9.97%
BlackRock iShares Dynamic Fixed Income V.I. Class I
2016	$10.14	87	$884	4.57%	0.00%	3.50%
12/16/2015 - 12/31/2015	9.79	19	190	See Note (4)	0.00%	0.30%
Fidelity VIP Contrafund Service Class 2
2016	$23.16	27,340	$633,197	0.66%	0.00%	7.73%
2015	21.50	27,071	581,988	0.78%	0.00%	0.42%
2014	21.41	29,173	624,581	0.75%	0.00%	11.65%
2013	19.17	29,851	572,374	0.84%	0.00%	30.95%
2012	14.64	31,035	454,429	1.08%	0.00%	16.14%
Fidelity VIP Freedom 2015 Service Class 2 (5)
09/12/2016 - 12/31/2016	$14.12	56	$787	3.92%	0.00%	0.03%
Fidelity VIP Freedom 2020 Service Class 2
2016	$13.80	5,580	$77,022	1.21%	0.00%	5.80%
2015	13.05	6,601	86,122	1.62%	0.00%	(0.46%)
2014	13.11	6,556	85,922	1.46%	0.00%	4.60%
2013	12.53	6,436	80,646	1.42%	0.00%	15.63%
2012	10.84	8,568	92,846	1.70%	0.00%	13.07%
Fidelity VIP Freedom 2025 Service Class 2
2016	$14.32	223	$3,186	1.38%	0.00%	5.98%
2015	13.51	202	2,729	1.71%	0.00%	(0.50%)
2014	13.58	180	2,445	1.56%	0.00%	4.85%
2013	12.95	156	2,015	1.84%	0.00%	19.71%
2012	10.82	131	1,417	1.82%	0.00%	14.80%

See Notes to Financial Statements	32	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Fidelity VIP Freedom 2030 Service Class 2
2016	$13.81	425	$5,875	1.46%	0.00%	6.37%
2015	12.98	323	4,191	1.95%	0.00%	(0.53%)
2014	13.05	207	2,699	0.51%	0.00%	4.74%
2013	12.46	1,687	21,022	1.54%	0.00%	21.41%
2012	10.26	1,775	18,220	2.01%	0.00%	15.18%
Fidelity VIP Freedom 2035 Service Class 2
2016	$14.40	5,331	$76,772	1.15%	0.00%	6.52%
2015	13.52	5,466	73,896	1.38%	0.00%	(0.51%)
2014	13.59	5,623	76,412	1.30%	0.00%	4.65%
07/22/2013 - 12/31/2013	12.98	5,842	75,860	3.28%	0.00%	9.30%
Fidelity VIP Government Money Market Service Class
2016	$10.01	234,932	$2,352,253	0.12%	0.00%	0.10%
2015	10.00	80,620	806,357	0.01%	0.00%	0.01%
04/30/2014 - 12/31/2014	10.00	76,418	764,255	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
2016	$20.60	1,571	$32,371	0.00%	0.00%	0.55%
2015	20.49	1,609	32,977	0.03%	0.00%	6.90%
2014	19.17	2,692	51,596	0.00%	0.00%	11.01%
2013	17.27	2,626	45,334	0.05%	0.00%	36.00%
2012	12.70	1,975	25,070	0.54%	0.00%	14.40%
Fidelity VIP Mid Cap Service Class 2
2016	$22.68	18,772	$425,836	0.33%	0.00%	11.92%
2015	20.27	18,648	377,965	0.26%	0.00%	(1.63%)
2014	20.60	18,522	381,631	0.02%	0.00%	6.03%
2013	19.43	19,004	369,272	0.29%	0.00%	35.87%
2012	14.30	18,731	267,883	0.40%	0.00%	14.56%
Fidelity VIP Value Strategies Service Class 2
2016	$19.33	2,438	$47,117	0.93%	0.00%	9.27%
2015	17.69	2,504	44,280	0.86%	0.00%	(3.19%)
2014	18.27	2,690	49,147	0.80%	0.00%	6.51%
2013	17.15	2,848	48,844	0.77%	0.00%	30.18%
2012	13.18	2,132	28,089	0.36%	0.00%	27.06%
Templeton Foreign VIP Class 2
2016	$12.02	3,475	$41,775	1.74%	0.00%	7.18%
2015	11.22	490	5,494	2.26%	0.00%	(6.49%)
2014	11.99	1,488	17,842	2.17%	0.00%	(11.13%)
2013	13.50	167	2,256	0.80%	0.00%	22.97%
12/19/2012 - 12/31/2012	10.98	920	10,096	0.00%	0.00%	(0.14%)
Templeton Global Bond VIP Class 2
2016	$12.21	7,798	$95,204	0.00%	0.00%	2.94%
2015	11.86	7,861	93,234	8.12%	0.00%	(4.30%)
2014	12.39	7,847	97,259	5.10%	0.00%	1.83%
2013	12.17	9,923	120,782	3.63%	0.00%	1.63%
2012	11.98	10,731	128,513	5.83%	0.00%	15.07%
Janus Aspen Series Enterprise Service Shares
2016	$22.36	4,474	$100,055	0.02%	0.00%	12.10%
2015	19.95	4,669	93,147	0.52%	0.00%	3.77%
2014	19.23	4,983	95,808	0.03%	0.00%	12.24%
2013	17.13	5,390	92,329	0.36%	0.00%	32.04%
2012	12.97	5,242	67,999	0.00%	0.00%	16.99%
Janus Aspen Series Overseas Service Shares
2016	$8.38	15,728	$131,751	4.67%	0.00%	(6.71%)
2015	8.98	15,668	140,683	0.52%	0.00%	(8.80%)
2014	9.85	15,541	156,013	2.95%	0.00%	(12.10%)
2013	11.20	16,626	186,231	2.90%	0.00%	14.28%
2012	9.80	19,963	195,664	0.62%	0.00%	13.18%

See Notes to Financial Statements	33	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
Lazard Retirement U.S. Strategic Equity Service Class
2016	$15.45	73	$1,121	0.11%	0.00%	9.42%
2015	14.12	68	960	0.43%	0.00%	(5.44%)
2014	14.93	84	1,251	0.57%	0.00%	14.71%
2013	13.02	120	1,561	0.73%	0.00%	28.07%
2012	10.17	192	1,948	1.40%	0.00%	14.01%
ClearBridge Variable Aggressive Growth - Class II
2016	$20.48	10,950	$224,286	0.41%	0.00%	0.94%
2015	20.29	11,523	233,824	0.08%	0.00%	(1.94%)
2014	20.69	9,188	190,125	0.01%	0.00%	20.08%
2013	17.23	3,475	59,882	0.05%	0.00%	47.37%
2012	11.69	1,490	17,429	0.10%	0.00%	18.46%
ClearBridge Variable Mid Cap - Class II
2016	$19.40	321	$6,228	0.42%	0.00%	9.11%
2015	17.78	237	4,217	0.06%	0.00%	1.99%
2014	17.43	172	2,994	0.07%	0.00%	7.82%
2013	16.17	199	3,215	0.04%	0.00%	37.05%
2012	11.80	1,342	15,839	0.83%	0.00%	17.61%
Lord Abbett Bond Debenture Class VC
2016	$11.17	5,502	$61,448	4.62%	0.00%	12.13%
2015	9.96	5,295	52,736	4.75%	0.00%	(1.53%)
12/09/2014 - 12/31/2014	10.11	3,845	38,889	See Note (4)	0.00%	0.53%
Lord Abbett Developing Growth Class VC
2016	$14.44	1,506	$21,739	0.00%	0.00%	(2.60%)
2015	14.82	914	13,546	0.00%	0.00%	(8.21%)
2014	16.15	960	15,507	0.00%	0.00%	3.71%
05/29/2013 - 12/31/2013	15.57	317	4,940	0.00%	0.00%	29.42%
Lord Abbett Fundamental Equity Class VC
2016	$18.31	540	$9,880	1.31%	0.00%	15.74%
2015	15.82	479	7,574	1.21%	0.00%	(3.44%)
2014	16.38	447	7,322	0.48%	0.00%	7.14%
2013	15.29	427	6,528	0.30%	0.00%	35.76%
2012	11.26	279	3,143	0.58%	0.00%	10.58%
Lord Abbett Total Return Class VC
2016	$10.69	8,983	$96,004	2.66%	0.00%	4.26%
2015	10.25	9,148	93,774	2.66%	0.00%	(0.66%)
2014	10.32	10,024	103,425	4.59%	0.00%	6.08%
06/06/2013 - 12/31/2013	9.73	2,141	20,828	3.57%	0.00%	(0.93%)
I (7)
01/01/2016 - 05/11/2016	$10.35	—	—	0.00%	0.00%	0.53%
2015	10.29	1,806	18,589	1.63%	0.00%	(3.94%)
2014	10.71	1,855	19,876	2.25%	0.00%	(7.06%)
2013	11.53	1,904	21,949	2.42%	0.00%	16.32%
2012	9.91	1,964	19,464	2.09%	0.00%	20.68%
II
2016	$27.65	619	$17,130	0.00%	0.00%	(2.32%)
2015	28.31	629	17,811	0.03%	0.00%	7.70%
2014	26.29	512	13,456	0.04%	0.00%	10.21%
2013	23.85	526	12,535	0.56%	0.00%	36.15%
2012	17.52	732	12,819	0.05%	0.00%	19.31%
III
2016	$35.64	1,502	$53,546	0.00%	0.00%	21.06%
2015	29.44	1,437	42,307	0.00%	0.00%	(6.58%)
2014	31.52	1,402	44,183	0.00%	0.00%	12.42%
2013	28.03	1,440	40,370	0.00%	0.00%	39.20%
2012	20.14	1,599	32,208	0.33%	0.00%	17.43%

See Notes to Financial Statements	34	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratios (1)	Expense Ratios (2)	Total Returns (3)
V
2016	$23.83	652	$15,527	1.98%	0.00%	9.64%
2015	21.73	662	14,383	1.70%	0.00%	(0.66%)
2014	21.88	512	11,199	1.18%	0.00%	9.68%
2013	19.95	526	10,482	2.69%	0.00%	34.22%
2012	14.86	732	10,874	0.84%	0.00%	17.29%
MFS New Discovery Series - Service Class
2016	$19.21	2,591	$49,762	0.00%	0.00%	8.80%
2015	17.65	2,562	45,227	0.00%	0.00%	(2.15%)
2014	18.04	2,666	48,097	0.00%	0.00%	(7.49%)
2013	19.50	2,900	56,544	0.00%	0.00%	41.22%
2012	13.81	2,445	33,759	0.00%	0.00%	20.90%
MFS Utilities Series - Service Class
2016	$16.15	18,976	$306,395	3.67%	0.00%	11.24%
2015	14.52	19,411	281,760	4.23%	0.00%	(14.76%)
2014	17.03	20,424	347,785	1.95%	0.00%	12.47%
2013	15.14	20,587	311,704	2.26%	0.00%	20.21%
2012	12.59	17,780	223,929	6.63%	0.00%	13.21%
MFS Value Series - Service Class (5)
03/18/2016 - 12/31/2016	$11.06	1,630	$18,030	2.18%	0.00%	11.50%
Oppenheimer Global Fund/VA Service Shares
2016	$12.18	6,227	$75,843	0.80%	0.00%	(0.16%)
2015	12.20	6,021	73,448	1.05%	0.00%	3.67%
2014	11.77	5,149	60,590	0.85%	0.00%	2.06%
06/14/2013 - 12/31/2013	11.53	3,814	43,979	2.02%	0.00%	16.25%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2016	$9.93	8,296	$82,408	2.37%	0.00%	3.92%
2015	9.56	8,492	81,171	1.53%	0.00%	(0.26%)
2014	9.58	9,108	87,291	2.41%	0.00%	4.57%
2013	9.16	10,035	91,970	3.00%	0.00%	(7.91%)
2012	9.95	7,765	77,274	2.98%	0.00%	8.77%
Royce Micro-Cap Service Class
2016	$13.22	39	$522	0.67%	0.00%	19.37%
2015	11.08	22	246	0.00%	0.00%	(12.61%)
2014	12.67	6	71	0.00%	0.00%	(3.84%)
2013	13.18	219	2,880	0.30%	0.00%	20.65%
2012	10.92	226	2,473	0.00%	0.00%	7.45%
State Street Total Return V.I.S. Class 3
2016	$14.53	520	$7,560	1.70%	0.00%	6.08%
2015	13.69	471	6,447	1.56%	0.00%	(1.34%)
2014	13.88	298	4,137	1.61%	0.00%	5.07%
2013	13.21	257	3,391	1.47%	0.00%	14.64%
2012	11.52	206	2,373	1.48%	0.00%	12.25%
T. Rowe Price Blue Chip Growth - II
2016	$23.48	17,109	$401,678	0.00%	0.00%	0.54%
2015	23.35	15,751	367,837	0.00%	0.00%	10.80%
2014	21.08	14,002	295,116	0.00%	0.00%	8.84%
2013	19.37	13,278	257,138	0.00%	0.00%	40.85%
2012	13.75	12,598	173,211	0.00%	0.00%	17.91%
T. Rowe Price Equity Income - II
2016	$19.71	19,250	$379,350	2.12%	0.00%	18.85%
2015	16.58	18,605	308,466	1.60%	0.00%	(7.11%)
2014	17.85	18,241	325,567	1.51%	0.00%	7.10%
2013	16.66	17,620	293,630	1.38%	0.00%	29.41%
2012	12.88	14,775	190,274	1.89%	0.00%	16.92%
VanEck VIP Global Hard Assets Initial Class
2016	$17.75	11,822	$209,820	0.56%	0.00%	43.71%
2015	12.35	23,025	284,358	0.04%	0.00%	(33.45%)
2014	18.56	18,432	342,022	0.09%	0.00%	(19.10%)
2013	22.94	14,998	344,019	0.67%	0.00%	10.53%
2012	20.75	16,279	337,810	0.62%	0.00%	3.39%

See Notes to Financial Statements	35	See explanation of references on page 36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

Explanation of References for Financial Highlights on pages 28 through 35

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.
(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).
(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.
(4)	Subsequent to their commencement of operations, the Emerging Markets Debt, BlackRock iShares Dynamic Fixed Income V.I. Class I, and Lord Abbett Bond Debenture Class VC Variable Accounts received their annual distributions. The annualized investment income ratios were 11.78%, 46.41%, and 79.58% respectively. Prior to annualization, the ratios were 2.19%, 1.91%, and 4.80% respectively.
(5)	Operations commenced or resumed during 2016 (See Note 1 in Notes to Financial Statements).
(6)	The investment income ratio for the Pacific Dynamix - Growth Variable Account was 11.48% for the year ended December 31, 2012. This ratio was substantially higher than other years due to significant cash flows received shortly before the annual investment income distribution in December 2012.
(7)	All units were fully redeemed or transferred prior to December 31, 2016. The AUV is as of the period ended as indicated. The investment income ratio and the total return were calculated for the period indicated and the total return is not annualized for the period of less than one full year.

See Notes to Financial Statements	36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2016, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisors Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc. (formerly GE Investments Funds, Inc.), T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”). The Variable Accounts with no units outstanding during the entire reporting period are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Developing Growth, ClearBridge Variable Mid Cap - Class II, and State Street Total Return V.I.S. Class 3 Variable Accounts and Portfolios were formerly named Small-Cap Growth, ClearBridge Variable Mid Cap Core - Class II, and GE Investments Total Return Class 3 Variable Accounts and Portfolios, respectively.

The following four Variable Accounts commenced or resumed operations during the year:

Variable Accounts	Commenced or Resumed Operations on	Variable Accounts	Commenced or Resumed Operations on
Value Advantage	December 8, 2016	Fidelity VIP Freedom 2015 Service Class 2	September 12, 2016
Equity Long/Short	May 23, 2016	MFS Value Series - Service Class	March 18, 2016

The units in the Variable Account I were fully redeemed or transferred prior to December 31, 2016.

On October 30, 2015, the net assets of Pacific Select Fund’s American Funds Asset Allocation Portfolio Class I, American Funds Growth Portfolio Class I, and American Funds Growth-Income Portfolio Class I (collectively, the “Liquidated Portfolios”), the underlying Portfolios for the American Funds Asset Allocation, American Funds Growth, and American Funds Growth-Income Variable Accounts (collectively, the “Liquidated Variable Accounts”), respectively, were transferred to the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 (collectively, the “Substituted Portfolios”), the underlying Portfolios for the American Funds IS Asset Allocation Fund Class 4, American Funds IS Growth Fund Class 4, and American Funds IS Growth-Income Fund Class 4 Variable Accounts (collectively, the “Substituted Variable Accounts”), respectively, through a liquidation and plan of substitution (the “October 30, 2015 Substitutions”). In connection with the October 30, 2015 Substitutions, any units that remained in each of the Liquidated Variable Accounts after the close of business on October 30, 2015 were transferred to the respective Substituted Variable Accounts. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Substituted Portfolios and Liquidated Portfolios, as of the close of business on October 30, 2015. The Liquidated Variable Accounts are not included in this annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividends and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2016.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated, resulting in PL&A paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

PL&A is a wholly-owned subsidiary of Pacific Life Insurance company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in Note 6 in the Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2016, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio. There was no investment by this Separate Account in Class D shares of PSF during the year ended December 31, 2016.

38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL HIGHLIGHTS (Continued)

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2016, were as follows:

Variable Accounts	Purchases	Sales
Diversified Bond	$40,828	$9,618
Floating Rate Income	67	5
Floating Rate Loan	1,565	3,991
High Yield Bond	14,410	45,331
Inflation Managed	31,476	99,229
Inflation Strategy	96	1,091
Managed Bond	99,834	153,367
Short Duration Bond	31,925	63,967
Emerging Markets Debt	1,186	1,476
Comstock	13,515	54,283
Developing Growth	775	17,892
Dividend Growth	16,293	47,693
Equity Index	282,473	119,718
Focused Growth	6,797	34,860
Growth	25,924	59,609
Large-Cap Growth	28,214	78,516
Large-Cap Value	64,794	164,780
Long/Short Large-Cap	3,655	16,774
Main Street Core	35,868	231,855
Mid-Cap Equity	26,085	158,778
Mid-Cap Growth	15,404	32,270
Mid-Cap Value	5,662	2,226
Small-Cap Equity	42,658	19,273
Small-Cap Index	46,301	91,012
Small-Cap Value	16,544	79,565
Value Advantage (1)	30,000	—
Emerging Markets	72,534	68,197
International Large-Cap	64,838	113,673
International Small-Cap	10,399	21,214
International Value	40,358	58,843
Health Sciences	225,058	59,296
Real Estate	22,347	86,690
Technology	17,041	21,374
Currency Strategies	6,769	257
Equity Long/Short (1)	3,302	1,009
Global Absolute Return	472	479
Pacific Dynamix - Conservative Growth	1,883	970
Pacific Dynamix - Moderate Growth	6,055	16,789
Pacific Dynamix - Growth	49,756	14,016
Portfolio Optimization Conservative	81	27,328
Portfolio Optimization Moderate-Conservative	23,142	41,403
Portfolio Optimization Moderate	104,273	136,819
Portfolio Optimization Growth	228,821	485,469
Portfolio Optimization Aggressive-Growth	121,506	67,799
Invesco V.I. International Growth Series II	77,944	5,156

Variable Accounts	Purchases	Sales
American Century VP Mid Cap Value Class II	$9,408	$3,802
American Funds IS Asset Allocation Fund Class 4	87,293	13,844
American Funds IS Growth Fund Class 4	92,330	61,263
American Funds IS Growth-Income Fund Class 4	48,977	46,738
BlackRock Basic Value V.I. Class III	17,724	12,303
BlackRock Global Allocation V.I. Class III	112,939	25,908
BlackRock iShares Dynamic Fixed Income V.I. Class I	714	—
Fidelity VIP Contrafund Service Class 2	94,108	36,208
Fidelity VIP Freedom 2015 Service Class 2 (1)	1,181	384
Fidelity VIP Freedom 2020 Service Class 2	13,650	23,651
Fidelity VIP Freedom 2025 Service Class 2	1,009	598
Fidelity VIP Freedom 2030 Service Class 2	2,726	1,117
Fidelity VIP Freedom 2035 Service Class 2	3,530	2,198
Fidelity VIP Government Money Market Service Class	3,421,358	1,875,462
Fidelity VIP Growth Service Class 2	4,159	1,827
Fidelity VIP Mid Cap Service Class 2	42,127	14,730
Fidelity VIP Value Strategies Service Class 2	2,198	2,953
Templeton Foreign VIP Class 2	42,944	8,113
Templeton Global Bond VIP Class 2	6,564	7,257
Janus Aspen Series Enterprise Service Shares	8,371	4,504
Janus Aspen Series Overseas Service Shares	14,563	3,976
Lazard Retirement U.S. Strategic Equity Service Class	883	806
ClearBridge Variable Aggressive Growth - Class II	22,918	21,550
ClearBridge Variable Mid Cap - Class II	2,616	1,011
Lord Abbett Bond Debenture Class VC	11,593	6,923
Lord Abbett Developing Growth Class VC	12,548	6,219
Lord Abbett Fundamental Equity Class VC	1,750	443
Lord Abbett Total Return Class VC	10,834	9,482
I (2)	33	18,710
II	973	265
III	5,446	1,113
V	277	217
MFS New Discovery Series - Service Class	4,588	1,826
MFS Utilities Series - Service Class	22,733	11,336
MFS Value Series - Service Class (1)	19,258	1,599
Oppenheimer Global Fund/VA Service Shares	17,082	9,221
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	2,732	2,736
Royce Micro-Cap Service Class	213	17
State Street Total Return V.I.S. Class 3	1,863	963
T. Rowe Price Blue Chip Growth - II	52,362	21,570
T. Rowe Price Equity Income - II	68,952	13,667
VanEck VIP Global Hard Assets Initial Class	42,430	220,092

(1)	Operations commenced or resumed during 2016.
(2)	All units were fully redeemed or transferred prior to December 31, 2016 (See Financial Highlights for date of full redemption).

39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	–	Quoted prices (unadjusted) in active markets for identical holdings

Level 2	–	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3	–	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2016, the Variable Accounts’ holdings as presented on pages 1 and 2 of this annual report were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2016 and 2015 were as follows:

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Diversified Bond	2,777	(761)	2,016	4,782	(13,289)	(8,507)
Floating Rate Income	6	—	6	6	(—)	6
Floating Rate Loan	207	(426)	(219)	498	(301)	197
High Yield Bond	1,037	(2,351)	(1,314)	7,034	(7,548)	(514)
Inflation Managed	2,603	(5,592)	(2,989)	3,711	(4,749)	(1,038)
Inflation Strategy (1)	9	(104)	(95)	103	(—)	103
Managed Bond	6,629	(8,772)	(2,143)	6,533	(9,940)	(3,407)
Short Duration Bond	3,231	(5,714)	(2,483)	5,802	(4,765)	1,037
Emerging Markets Debt	145	(173)	(28)	4,073	(4,138)	(65)
Comstock	1,328	(3,519)	(2,191)	1,399	(2,773)	(1,374)
Developing Growth	69	(1,454)	(1,385)	17	(1,281)	(1,264)
Dividend Growth	1,066	(2,491)	(1,425)	1,101	(2,985)	(1,884)
Equity Index	16,254	(7,976)	8,278	9,063	(10,662)	(1,599)
Focused Growth	354	(1,271)	(917)	398	(1,710)	(1,312)
Growth	3,459	(6,124)	(2,665)	2,511	(4,673)	(2,162)
Large-Cap Growth	3,866	(7,391)	(3,525)	3,495	(8,660)	(5,165)
Large-Cap Value	4,347	(8,890)	(4,543)	3,154	(5,891)	(2,737)
Long/Short Large-Cap	277	(1,093)	(816)	648	(1,026)	(378)
Main Street Core	3,431	(13,663)	(10,232)	4,571	(11,254)	(6,683)
Mid-Cap Equity	1,986	(6,093)	(4,107)	1,867	(4,040)	(2,173)
Mid-Cap Growth	1,697	(2,711)	(1,014)	1,568	(2,564)	(996)
Mid-Cap Value	252	(131)	121	253	(123)	130
Small-Cap Equity	1,880	(962)	918	332	(258)	74
Small-Cap Index	2,715	(4,422)	(1,707)	2,194	(3,366)	(1,172)
Small-Cap Value	802	(2,308)	(1,506)	795	(1,755)	(960)
Value Advantage (2)	2,003	—	2,003
Emerging Markets	2,359	(2,187)	172	2,347	(2,952)	(605)
International Large-Cap	5,618	(8,402)	(2,784)	3,939	(6,377)	(2,438)
International Small-Cap	1,128	(2,003)	(875)	1,385	(7,075)	(5,690)
International Value	6,194	(7,983)	(1,789)	6,424	(7,710)	(1,286)
Health Sciences	5,023	(1,626)	3,397	3,388	(5,595)	(2,207)
Real Estate	1,063	(2,344)	(1,281)	2,484	(3,068)	(584)
Technology	2,227	(2,765)	(538)	2,009	(3,137)	(1,128)
Currency Strategies (1)	627	(24)	603	217	(8)	209
Equity Long/Short (2)	341	(145)	196
Global Absolute Return (1)	47	(45)	2	222	(39)	183
Pacific Dynamix - Conservative Growth	113	(58)	55	26	(67)	(41)
Pacific Dynamix - Moderate Growth	325	(916)	(591)	17,507	(1,310)	16,197
Pacific Dynamix - Growth	2,585	(838)	1,747	4,027	(912)	3,115
Portfolio Optimization Conservative (1)	44	(2,259)	(2,215)	8,716	(2,249)	6,467
Portfolio Optimization Moderate-Conservative	2,050	(3,523)	(1,473)	2,289	(2,737)	(448)
Portfolio Optimization Moderate	11,554	(14,018)	(2,464)	11,222	(14,120)	(2,898)

40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2016			2015
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Portfolio Optimization Growth	21,305	(41,972)	(20,667)	19,340	(13,588)	5,752
Portfolio Optimization Aggressive-Growth	10,565	(6,542)	4,023	24,152	(2,992)	21,160
Invesco V.I. International Growth Series II	6,434	(428)	6,006	1,417	(130)	1,287
American Century VP Mid Cap Value Class II	372	(260)	112	113	(161)	(48)
American Funds IS Asset Allocation Fund Class 4 (1)	3,639	(615)	3,024	2,223	(19)	2,204
American Funds IS Growth Fund Class 4 (1)	2,678	(3,613)	(935)	25,651	(545)	25,106
American Funds IS Growth-Income Fund Class 4 (1)	1,116	(2,822)	(1,706)	16,331	(725)	15,606
BlackRock Basic Value V.I. Class III	1,032	(737)	295	236	(444)	(208)
BlackRock Global Allocation V.I. Class III	6,036	(1,519)	4,517	5,641	(1,293)	4,348
BlackRock iShares Dynamic Fixed Income V.I. Class I (1)	68	—	68	19	—	19
Fidelity VIP Contrafund Service Class 2	2,526	(2,257)	269	1,370	(3,472)	(2,102)
Fidelity VIP Freedom 2015 Service Class 2 (2)	83	(27)	56
Fidelity VIP Freedom 2020 Service Class 2	844	(1,865)	(1,021)	1,090	(1,045)	45
Fidelity VIP Freedom 2025 Service Class 2	64	(43)	21	64	(42)	22
Fidelity VIP Freedom 2030 Service Class 2	199	(97)	102	201	(85)	116
Fidelity VIP Freedom 2035 Service Class 2	27	(162)	(135)	24	(181)	(157)
Fidelity VIP Government Money Market Service Class	396,579	(242,267)	154,312	77,479	(73,277)	4,202
Fidelity VIP Growth Service Class 2	92	(130)	(38)	380	(1,463)	(1,083)
Fidelity VIP Mid Cap Service Class 2	1,286	(1,162)	124	1,287	(1,161)	126
Fidelity VIP Value Strategies Service Class 2	138	(204)	(66)	191	(377)	(186)
Templeton Foreign VIP Class 2	3,711	(726)	2,985	240	(1,238)	(998)
Templeton Global Bond VIP Class 2	709	(772)	(63)	1,022	(1,008)	14
Janus Aspen Series Enterprise Service Shares	35	(230)	(195)	586	(900)	(314)
Janus Aspen Series Overseas Service Shares	668	(608)	60	603	(476)	127
Lazard Retirement U.S. Strategic Equity Service Class	63	(58)	5	43	(59)	(16)
ClearBridge Variable Aggressive Growth - Class II	720	(1,293)	(573)	4,309	(1,974)	2,335
ClearBridge Variable Mid Cap - Class II	174	(90)	84	136	(71)	65
Lord Abbett Bond Debenture Class VC	876	(669)	207	1,639	(189)	1,450
Lord Abbett Developing Growth Class VC	1,049	(457)	592	72	(118)	(46)
Lord Abbett Fundamental Equity Class VC	92	(31)	61	61	(29)	32
Lord Abbett Total Return Class VC	802	(967)	(165)	1,058	(1,934)	(876)
I (3)	8	(1,814)	(1,806)	8	(57)	(49)
II	—	(10)	(10)	127	(10)	117
III	108	(43)	65	74	(39)	35
V	—	(10)	(10)	160	(10)	150
MFS New Discovery Series - Service Class	156	(127)	29	157	(261)	(104)
MFS Utilities Series - Service Class	611	(1,046)	(435)	3,820	(4,833)	(1,013)
MFS Value Series - Service Class (2)	1,810	(180)	1,630
Oppenheimer Global Fund/VA Service Shares	1,028	(822)	206	1,134	(262)	872
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	119	(315)	(196)	1,057	(1,673)	(616)
Royce Micro-Cap Service Class	19	(2)	17	17	(1)	16
State Street Total Return V.I.S. Class 3	119	(70)	49	236	(63)	173
T. Rowe Price Blue Chip Growth - II	2,656	(1,298)	1,358	2,980	(1,231)	1,749
T. Rowe Price Equity Income - II	1,606	(961)	645	2,621	(2,257)	364
VanEck VIP Global Hard Assets Initial Class	3,937	(15,140)	(11,203)	17,217	(12,624)	4,593

(1)	Operations commenced or resumed during 2015 (See Financial Highlights for commencement date of operations).
(2)	Operations commenced or resumed during 2016.
(3)	All the units were fully redeemed or transferred prior to December 31, 2016 (See Financial Highlights for date of full redemption).

41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the “Separate Account”) comprised of Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth (formerly named Small-Cap Growth), Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Equity Long/Short, Global Absolute Return, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth, Pacific Dynamix – Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate – Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive – Growth, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds® IS Asset Allocation FundSM Class 4, American Funds IS Growth FundSM Class 4, American Funds IS Growth-Income FundSM Class 4, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Dynamic Fixed Income V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2015 Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Freedom 2035 Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 2, Janus Aspen Series Enterprise Service Shares, Janus Aspen Series Overseas Service Shares, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth – Class II, ClearBridge Variable Mid Cap – Class II (formerly named ClearBridge Variable Mid Cap Core – Class II), Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series – Service Class, MFS Utilities Series – Service Class, MFS Value Series – Service Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation – Advisor Class, Royce Micro – Cap Service Class, State Street Total Return V.I.S. Class 3 (formerly named GE Investments Total Return Class 3), T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and VanEck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2016, the related statements of operations for the year or period then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2016, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2016, the results of their operations for the year or period then ended, and the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 24, 2017

42

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Report as of December 31, 2016

• Pacific Select Exec Separate Account of Pacific Life & Annuity Company

Form No.	85-23210-16